As filed with Securities and Exchange Commission on November 5, 2003.


                                                              FILE NO. 033-85014
                                                                       811-08810
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. / /


                         POST-EFFECTIVE AMENDMENT NO. 20  /X/


                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                                AMENDMENT NO. 22   /X/


                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------
                          FS Variable Separate Account
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                           733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                            CHRISTINE A. NIXON, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             C/O AIG SUNAMERICA INC.
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on November 24, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on May 1, 2003 pursuant to paragraph (a) of Rule 485

                           FS VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS


     Incorporated herein by reference to Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to Registration Statement (File Nos. 033-85014 and 811-08810), filed on Form N-4 on April 7, 2003, Accession No. 0000950148-03-000793.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                     Caption
-----------------------                                     -------
15.      Cover Page                                         Cover Page

16.      Table of Contents----------------------------      Table of Contents

17.      General Information and History-------------      The Polaris/Polaris II Variable Annuity
                                                            (P);  Separate Account; General Account (P);
                                                            Investment Options (P);
                                                            Other Information (P)

18.      Services-------------------------------------      Other-Information (P)

19.      Purchase of Securities Being Offered --------      Purchasing a Polaris/Polaris II Variable
                                                            Annuity (P)

20.      Underwriters---------------------------------      Distribution of Contracts

21.      Calculation of Performance Data-------------       Performance Data

22.      Annuity Payments----------------------------       Income Options (P); Income Payments; Annuity
                                                            Unit Values

23.      Financial Statements------------------------       Depositor: Other Information (P); Financial
                                                            Statements; Registrant: Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
                      SUPPLEMENT TO THE POLARIS PROSPECTUS
                               DATED May 1, 2003

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED OCTOBER 15, 2003.

The date of the Prospectus and Statement of Additional Information has been changed to November 24, 2003. All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to November 24, 2003.

All references in the Prospectus to the words "Principal Rewards" are hereby changed to "Polaris Rewards."

All references in the Prospectus to the words "Principal Advantage" are hereby changed to "Return Plus."

THE FOLLOWING REPLACES CERTAIN INFORMATION UNDER THE HEADINGS "MAXIMUM EXPENSE EXAMPLES" AND "MINIMUM EXPENSE EXAMPLES" ON PAGE 6 IN THE PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.52% and investment in an underlying portfolio with total expenses of 1.53%)

MINIMUM EXPENSES EXAMPLES
(assuming minimum separate account annual charges of 1.52% and investment in an underlying portfolio with total expenses of 0.52%)

On October 28, 2003, the shareholders of Asset Allocation Portfolio approved an Agreement and Plan of Reorganization whereby all assets and liabilities of Asset Allocation Portfolio in the SunAmerica Series Trust ("SAST") will be exchanged for equal shares of equal value of Asset Allocation Portfolio in Anchor Series Trust ("AST"). The reorganization will occur on or about November 24, 2003. At that time, all references in the prospectus and SAI to the Asset Allocation Portfolio managed by WM Advisors, Inc. are hereby changed to reflect that the portfolio is part of AST, and not the SAST.


The Asset Allocation Program appearing on pages 10 and 11 of the Prospectus is not currently available in the Polaris Variable Annuity. All references in the Prospectus to the Asset Allocation Program are hereby deleted.


Date:  November 24, 2003

                Please keep this Supplement with your Prospectus

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
                     SUPPLEMENT TO THE POLARIS II PROSPECTUS
                                DATED MAY 1, 2003

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED OCTOBER 15, 2003.

The date of the Prospectus and Statement of Additional Information has been changed to November 24, 2003. All references in the Prospectus to the date of the Statement of Additional Information are hereby changed to November 24, 2003.

All references to "Principal Rewards" are hereby changed to "Polaris Rewards." All references to "Principal Advantage" are hereby changed to "Return Plus."

THE FOLLOWING REPLACES CERTAIN INFORMATION UNDER THE HEADINGS "MAXIMUM EXPENSE EXAMPLES" AND "MINIMUM EXPENSE EXAMPLES" ON PAGE 6 IN THE PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.52% and investment in an underlying portfolio with total expenses of 2.38%)

MINIMUM EXPENSES EXAMPLES
(assuming minimum separate account annual charges of 1.52% and investment in an underlying portfolio with total expenses of 0.60%)

On October 28, 2003, the shareholders of Asset Allocation Portfolio approved an Agreement and Plan of Reorganization whereby all assets and liabilities of Asset Allocation Portfolio in the SunAmerica Series Trust ("SAST") will be exchanged for equal shares of equal value of Asset Allocation Portfolio in Anchor Series Trust ("AST"). The reorganization will occur on or about November 24, 2003. At that time, all references in the prospectus and SAI to the Asset Allocation Portfolio managed by WM Advisors, Inc. are hereby changed to reflect that the portfolio is part of AST, and not the SAST.

THE FOLLOWING REPLACES THE PARAGRAPH TITLED "ANNUAL RE-EVALUATION" UNDER THE ASSET ALLOCATION PROGRAM ON PAGE 11 OF THE PROSPECTUS:

      ANNUAL RE-EVALUATION

Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. We will automatically rebalance your investment according to the re-evaluated allocations each year on or about March 31. If you choose not to participate in the re-evaluation part of this program, you must contact the Annuity Service Center. Some broker-dealers require that you consent to the re-evaluation each year and will not allow Us to automatically rebalance your contract in accordance with the re-evaluated models. Please check with your financial representative to determine the protocol for his/her firm.

Date:  November 24, 2003

                Please keep this Supplement with your Prospectus

                       STATEMENT OF ADDITIONAL INFORMATION


                  Fixed and Variable Deferred Annuity Contracts
                                    issued by
                          FS VARIABLE SEPARATE ACCOUNT


               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY

                  (Polaris and Polaris II Variable Annuities)








This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated November 24, 2003, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     First SunAmerica Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299




             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                               NOVEMBER 24, 2003

                                TABLE OF CONTENTS

                                                                                                    PAGE
                                                                                                    ----

Separate Account.................................................................................       3

General Account..................................................................................       4

Performance Data.................................................................................       4

Income Payments..................................................................................      18

Annuity Unit Values..............................................................................      19

Taxes............................................................................................      22

Distribution of Contracts........................................................................      26

Financial Statements.............................................................................      27


--------------------------------------------------------------------------------
                                SEPARATE ACCOUNT
--------------------------------------------------------------------------------

     FS Variable Separate Account was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

--------------------------------------------------------------------------------
                                    GENERAL ACCOUNT
--------------------------------------------------------------------------------


     The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. If you do not elect to participate in the Polaris Rewards program, We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed account option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.


     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

--------------------------------------------------------------------------------
                                    PERFORMANCE DATA
--------------------------------------------------------------------------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Accounts the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust ("Trusts"), modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each of the Trusts' underlying funds. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Variable Portfolios of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolio became available with the separate account (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


     For Polaris contracts without the Polaris Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2002 were -0.30% and -0.30%, respectively. For Polaris contracts with the Polaris Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7-day period ending December 31, 2002 were 1.70% and 1.72%, respectively.





     For Polaris II contracts without Polaris Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2002 were, -0.51% and -0.51% respectively. For Polaris II contracts with the Polaris Rewards Program, the annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2002 were 1.49% and 1.50%, respectively.


     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:


For contracts without the Polaris Rewards Program:


     Base Period Return = (EV-SV-CMF)/(SV)


For contracts with the Polaris Rewards Program:


     Base Period Return = (EV-SV-CMF+E)/(SV)
     where:

           SV = value of one Accumulation Unit at the start of a 7 day period

           EV = value of one Accumulation Unit at the end of the 7 day period

          CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

            E = Premium Enhancement Rate, prorated for 7 days


     The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

          Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

     Effective Yield = [(Base Period Return + 1) 365/7 - 1].

     Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or withdrawal charges.

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account compute their performance data as "total return".


     The total returns of the various Variable Portfolios since each Variable Portfolio's inception date are shown on the next pages, both with and without an assumed complete redemption at the end of the period. For Polaris, total returns for contracts without Polaris Rewards Program with complete redemption are on page 8 and total returns for contracts with the Polaris Rewards Program with complete redemption are on page 11. For Polaris, total returns for contracts without redemptions are on page 9. For Polaris II total returns for contracts without Polaris Rewards with complete redemption are on page 13 and total returns for contracts with Polaris Rewards with complete redemption are on page
16. For Polaris II, total returns for contracts without redemptions are on page 14.


     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:


- Using the seven year surrender charge schedule available on contracts issued without the Polaris Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Polaris Rewards Program is elected; AND



- Using the nine year surrender charge schedule available on contracts issued with the Polaris Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.



     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Polaris Rewards Program. However, we will not report performance for the contract featuring the Polaris Rewards Program, unless net of withdrawal charges.


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


     For contracts without the Polaris Rewards Program:
                  P(1+T)n = ERV



     For contracts with the Polaris Rewards Program:


                  [P(1+E)](1+T)n = ERV
         where:   P =  a hypothetical initial payment of $1,000
                  T =  average annual total return
                  n =  number of years
                  e =  Payment Enhancement Rate
               ERV  =  ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

     FS Variable Separate Account also funds other contracts called First SunAmerica Advisor, Polaris Choice and WM Diversified Strategies III. Some of the Variable Portfolios in Polaris and Polaris II are also available in these contracts.


PORTFOLIO ALLOCATOR MODELS PERFORMANCE



The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.



Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.



The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.



                 P (1 + T) (n)  =  ERV



                 P   =    contract value at the beginning of period n



                 T   =    average annual total return for the period in question



                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.



                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

                                   FSA POLARIS
          STANDARDIZED PERFORMANCE (WITHOUT POLARIS REWARDS PROGRAM)
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2002
                            (RETURN WITH REDEMPTION)


                                                INCEPTION                                                            SINCE
 VARIABLE PORTFOLIO                             DATE                 1 YEAR              5 YEAR     10 YEAR        INCEPTION
 ------------------                             ---------            ------              ------     -------        ---------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                           04/06/95             -30.90%              2.96%        N/A           11.15%
 GOV'T & QUALITY BOND                           05/03/95               0.63%              4.76%        N/A            5.97%
 NATURAL RESOURCES                              05/30/95              -0.39%              6.19%        N/A            5.40%
 GROWTH                                         04/06/95             -30.42%             -0.34%        N/A            8.55%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                              06/03/96             -32.96%             -3.35%        N/A           -0.04%
 ALLIANCE GROWTH                                04/06/95             -39.39%             -2.93%        N/A            8.74%
 ASSET ALLOCATION                               04/24/95             -16.01%             -1.96%        N/A            5.38%
 BLUE CHIP GROWTH                               01/04/01             -37.54%                N/A        N/A          -31.10%
 CORPORATE BOND                                 04/12/95              -1.23%              2.59%        N/A            4.85%
 DAVIS VENTURE VALUE                            04/06/95             -25.05%             -0.87%        N/A            9.24%
 "DOGS" OF WALL STREET                          10/19/99             -15.07%                N/A        N/A           -2.37%
 EMERGING MARKETS                               06/12/97             -15.71%             -7.23%        N/A           -9.68%
 FEDERATED AMERICAN LEADERS                     06/03/96             -28.07%             -2.12%        N/A            3.83%
 GLOBAL BOND                                    05/02/95              -2.72%              3.75%        N/A            6.07%
 GLOBAL EQUITIES                                05/22/95             -35.10%             -6.74%        N/A            0.57%
 GOLDMAN SACHS RESEARCH                         01/09/01             -36.39%                N/A        N/A          -30.94%
 GROWTH & INCOME                                04/12/95             -29.40%             -1.53%        N/A            8.41%
 GROWTH OPPORTUNITIES                           02/07/01             -47.90%                N/A        N/A          -43.24%
 HIGH-YIELD BOND                                05/08/95             -14.33%             -5.60%        N/A            0.44%
 INTERNATIONAL DIVERSIFIED EQUITIES             04/12/95             -36.79%            -10.52%        N/A           -3.59%
 INTERNATIONAL GROWTH & INCOME                  06/09/97             -29.23%             -5.33%        N/A           -3.98%
 MFS MASSACHUSETTS INVESTORS TRUST              04/06/95             -29.27%             -4.21%        N/A            4.48%
 MFS MID-CAP GROWTH                             10/19/99             -55.11%                N/A        N/A          -16.70%
 MFS TOTAL RETURN                               05/08/95             -13.34%              4.44%        N/A            8.13%
 PUTNAM GROWTH: VOYAGER                         04/06/95             -34.68%             -6.68%        N/A            3.76%
 REAL ESTATE                                    06/02/97              -2.52%             -0.52%        N/A            2.65%
 SUNAMERICA BALANCED                            06/03/96             -23.53%             -2.02%        N/A            3.34%
 TECHNOLOGY                                     01/19/01             -57.42%                N/A        N/A          -58.76%
 TELECOM UTILITY                                06/03/96             -32.14%             -9.43%        N/A           -2.47%
 WORLDWIDE HIGH INCOME                          05/02/95              -9.03%             -3.82%        N/A            4.28%

Total return figures are based on historical data and are not intended to indicate future performance.

                                   FSA POLARIS
                PERFORMANCE (WITHOUT POLARIS REWARDS PROGRAM)
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2002
                           (RETURN WITHOUT REDEMPTION)


                                                   INCEPTION                                                             SINCE
 VARIABLE PORTFOLIO                                DATE                   1 YEAR           5 YEAR     10 YEAR          INCEPTION
 ------------------                                ---------              ------           ------     -------          ---------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                              04/06/95               -23.90%           3.49%        N/A             11.15%
 GOV'T & QUALITY BOND                              05/03/95                 7.63%           5.26%        N/A              5.97%
 NATURAL RESOURCES                                 05/30/95                 6.61%           6.66%        N/A              5.40%
 GROWTH                                            04/06/95               -23.42%           0.26%        N/A              8.55%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                                 06/03/96               -25.96%          -2.68%        N/A              0.11%
 ALLIANCE GROWTH                                   04/06/95               -32.39%          -2.27%        N/A              8.74%
 ASSET ALLOCATION                                  04/24/95                -9.01%          -1.32%        N/A              5.38%
 BLUE CHIP GROWTH                                  01/04/01               -30.54%             N/A        N/A            -26.87%
 CORPORATE BOND                                    04/12/95                 5.77%           3.13%        N/A              4.85%
 DAVIS VENTURE VALUE                               04/06/95               -18.05%          -0.26%        N/A              9.24%
 "DOGS" OF WALL STREET                             10/19/99                -8.07%             N/A        N/A             -1.07%
 EMERGING MARKETS                                  06/12/97                -8.71%          -6.43%        N/A             -9.12%
 FEDERATED AMERICAN LEADERS                        06/03/96               -21.07%          -1.48%        N/A              3.95%
 GLOBAL BOND                                       05/02/95                 4.28%           4.27%        N/A              6.07%
 GLOBAL EQUITIES                                   05/22/95               -28.10%          -5.96%        N/A              0.57%
 GOLDMAN SACHS RESEARCH                            01/09/01               -29.39%             N/A        N/A            -26.70%
 GROWTH & INCOME                                   04/12/95               -22.40%          -0.90%        N/A              8.41%
 GROWTH OPPORTUNITIES                              02/07/01               -40.90%             N/A        N/A            -38.18%
 HIGH-YIELD BOND                                   05/08/95                -7.33%          -4.85%        N/A              0.44%
 INTERNATIONAL DIVERSIFIED EQUITIES                04/12/95               -29.79%          -9.60%        N/A             -3.59%
 INTERNATIONAL GROWTH & INCOME                     06/09/97               -22.23%          -4.59%        N/A             -3.55%
 MFS MASSACHUSETTS INVESTORS TRUST                 04/06/95               -22.27%          -3.51%        N/A              4.48%
 MFS MID-CAP GROWTH                                10/19/99               -48.11%             N/A        N/A            -14.87%
 MFS TOTAL RETURN                                  05/08/95                -6.34%           4.94%        N/A              8.13%
 PUTNAM GROWTH: VOYAGER                            04/06/95               -27.68%          -5.90%        N/A              3.76%
 REAL ESTATE                                       06/02/97                 4.48%           0.08%        N/A              2.97%
 SUNAMERICA BALANCED                               06/03/96               -16.53%          -1.38%        N/A              3.47%
 TECHNOLOGY                                        01/19/01               -50.42%             N/A        N/A            -52.13%
 TELECOM UTILITY                                   06/03/96               -25.14%          -8.56%        N/A             -2.30%
 WORLDWIDE HIGH INCOME                             05/02/95                -2.03%          -3.13%        N/A              4.28%

Total return figures are based on historical data and are not intended to indicate future performance.

                                  FSA POLARIS
HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE (WITHOUT POLARIS REWARDS PROGRAM)
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2002
                        (RETURN WITH/WITHOUT REDEMPTION)


                                       TRUST
                                     PORTFOLIO
                                     INCEPTION          1 YEAR                5 YEAR               10 YEAR          SINCE INCEPTION
  VARIABLE PORTFOLIO                   DATE         WITH      WITHOUT    WITH       WITHOUT    WITH     WITHOUT    WITH      WITHOUT
  ------------------                 ---------      ----      -------    ----       -------    ----     -------    ----      -------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                03/23/87      -30.90%    -23.90%    2.96%         3.49%  10.42%    10.42%    10.80%     10.80%
 GOV'T & QUALITY BOND                09/05/84        0.63%      7.63%    4.76%         5.26%   5.39%     5.39%     7.38%      7.38%
 NATURAL RESOURCES                   01/04/88       -0.39%      6.61%    6.19%         6.66%   7.94%     7.94%     5.86%      5.86%
 WEL GROWTH                          09/05/84      -30.42%    -23.42%   -0.34%         0.26%   7.07%     7.07%     9.57%      9.57%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                   06/03/96      -32.96%    -25.96%   -3.35%        -2.68%     N/A       N/A    -0.04%      0.11%
 ALLIANCE GROWTH                     02/09/93      -39.39%    -32.39%   -2.93%        -2.27%     N/A       N/A     8.29%      8.29%
 ASSET ALLOCATION                    07/01/93      -16.01%     -9.01%   -1.96%        -1.32%     N/A       N/A     5.66%      5.66%
 BLUE CHIP GROWTH                    07/05/00      -37.54%    -30.54%      N/A           N/A     N/A       N/A   -29.59%    -26.32%
 CORPORATE BOND                      07/01/93       -1.23%      5.77%    2.59%         3.13%     N/A       N/A     4.14%      4.14%
 DAVIS VENTURE VALUE                 10/28/94      -25.05%    -18.05%   -0.87%        -0.26%     N/A       N/A     9.79%      9.79%
 "DOGS" OF WALL STREET               04/01/98      -15.07%     -8.07%      N/A           N/A     N/A       N/A    -3.17%     -2.47%
 EMERGING MARKETS                    06/02/97      -15.71%     -8.71%   -7.23%        -6.43%     N/A       N/A    -9.55%     -8.99%
 FEDERATED AMERICAN LEADERS          06/03/96      -28.07%    -21.07%   -2.12%        -1.48%     N/A       N/A     3.83%      3.95%
 GLOBAL BOND                         07/01/93       -2.72%      4.28%    3.75%         4.27%     N/A       N/A     5.25%      5.25%
 GLOBAL EQUITIES                     02/09/93      -35.10%    -28.10%   -6.74%        -5.96%     N/A       N/A     2.29%      2.29%
 GOLDMAN SACHS RESEARCH              07/05/00      -36.39%    -29.39%      N/A           N/A     N/A       N/A   -27.14%    -24.02%
 GROWTH & INCOME                     02/09/93      -29.40%    -22.40%   -1.53%        -0.90%     N/A       N/A     7.67%      7.67%
 GROWTH OPPORTUNITIES                07/05/00      -47.90%    -40.90%      N/A           N/A     N/A       N/A   -39.12%    -35.11%
 HIGH-YIELD BOND                     02/09/93      -14.33%     -7.33%   -5.60%        -4.85%     N/A       N/A     1.47%      1.47%
 INTERNATIONAL DIVERSIFIED EQUITIES  10/28/94      -36.79%    -29.79%  -10.52%        -9.60%     N/A       N/A    -4.08%     -4.08%
 INTERNATIONAL GROWTH & INCOME       06/02/97      -29.23%    -22.23%   -5.33%        -4.59%     N/A       N/A    -3.65%     -3.23%
 MFS MASSACHUSETTS INVESTORS TRUST   02/09/93      -29.27%    -22.27%   -4.21%        -3.51%     N/A       N/A     4.09%      4.09%
 MFS MID-CAP GROWTH                  04/01/99      -55.11%    -48.11%      N/A           N/A     N/A       N/A   -10.63%     -9.21%
 MFS TOTAL RETURN                    10/28/94      -13.34%     -6.34%    4.44%         4.94%     N/A       N/A     8.73%      8.73%
 PUTNAM GROWTH: VOYAGER              02/09/93      -34.68%    -27.68%   -6.68%        -5.90%     N/A       N/A     3.28%      3.28%
 REAL ESTATE                         06/02/97       -2.52%      4.48%   -0.52%         0.08%     N/A       N/A     2.65%      2.97%
 SUNAMERICA BALANCED                 06/03/96      -23.53%    -16.53%   -2.02%        -1.38%     N/A       N/A     3.34%      3.47%
 TECHNOLOGY                          07/05/00      -57.42%    -50.42%      N/A           N/A     N/A       N/A   -57.66%    -51.19%
 TELECOM UTILITY                     06/03/96      -32.14%    -25.14%   -9.43%        -8.56%     N/A       N/A    -2.47%     -2.30%
 WORLDWIDE HIGH INCOME               10/28/94       -9.03%     -2.03%   -3.82%        -3.13%     N/A       N/A     4.16%      4.16%

Total return figures are based on historical data and are not intended to indicate future performance.

                              FSA POLARIS (REWARDS)
            STANDARDIZED PERFORMANCE (WITH POLARIS REWARDS PROGRAM)
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2002
                            (RETURN WITH REDEMPTION)


                                       INCEPTION                                                  SINCE
 VARIABLE PORTFOLIO                    DATE             1 YEAR        5 YEAR        10 YEAR     INCEPTION
 ------------------                    ---------        ------        ------        -------     ---------
ANCHOR SERIES TRUST
-------------------
 CAPITAL APPRECIATION                   04/06/95       -31.37%         3.03%          N/A         11.31%
 GOV'T & QUALITY BOND                   05/03/95         0.78%         4.86%          N/A          6.07%
 NATURAL RESOURCES                      05/30/95        -0.25%         6.31%          N/A          5.49%
 GROWTH                                 04/06/95       -30.88%        -0.34%          N/A          8.68%

SUNAMERICA SERIES TRUST
-----------------------
 AGGRESSIVE GROWTH                      06/03/96       -33.48%        -3.41%          N/A         -0.03%
 ALLIANCE GROWTH                        04/06/95       -40.03%        -2.98%          N/A          8.87%
 ASSET ALLOCATION                       04/24/95       -16.19%        -1.99%          N/A          5.47%
 BLUE CHIP GROWTH                       01/04/01       -38.14%           N/A          N/A        -31.77%
 CORPORATE BOND                         04/12/95        -1.11%         2.65%          N/A          4.93%
 DAVIS VENTURE VALUE                    04/06/95       -25.41%        -0.88%          N/A          9.38%
 "DOGS" OF WALL STREET                  10/19/99       -15.22%           N/A          N/A         -2.39%
 EMERGING MARKETS                       06/12/97       -15.88%        -7.38%          N/A         -9.91%
 FEDERATED AMERICAN LEADERS             06/03/96       -28.49%        -2.15%          N/A          3.90%
 GLOBAL BOND                            05/02/95        -2.63%         3.83%          N/A          6.17%
 GLOBAL EQUITIES                        05/22/95       -35.66%        -6.88%          N/A          0.58%
 GOLDMAN SACHS RESEARCH                 01/09/01       -36.97%           N/A          N/A        -31.60%
 GROWTH & INCOME                        04/12/95       -29.84%        -1.54%          N/A          8.54%
 GROWTH OPPORTUNITIES                   02/07/01       -48.72%           N/A          N/A        -44.29%
 HIGH-YIELD BOND                        05/08/95       -14.47%        -5.71%          N/A          0.45%
 INTERNATIONAL DIVERSIFIED EQUITIES     04/12/95       -37.39%       -10.77%          N/A         -3.67%
 INTERNATIONAL GROWTH & INCOME          06/09/97       -29.67%        -5.43%          N/A         -4.06%
 MFS MASSACHUSETTS INVESTORS TRUST      04/06/95       -29.71%        -4.29%          N/A          4.56%
 MFS MID-CAP GROWTH                     10/19/99       -56.07%           N/A          N/A        -17.07%
 MFS TOTAL RETURN                       05/08/95       -13.47%         4.53%          N/A          8.26%
 PUTNAM GROWTH: VOYAGER                 04/06/95       -35.23%        -6.81%          N/A          3.82%
 REAL ESTATE                            06/02/97        -2.42%        -0.52%          N/A          2.71%
 SUNAMERICA BALANCED                    06/03/96       -23.86%        -2.05%          N/A          3.40%
 TECHNOLOGY                             01/19/01       -58.42%           N/A          N/A        -60.60%
 TELECOM UTILITY                        06/03/96       -32.64%        -9.65%          N/A         -2.52%
 WORLDWIDE HIGH INCOME                  05/02/95        -9.06%        -3.89%          N/A          4.36%

Total return figures are based on historical data and are not intended to indicate future performance.

                              FSA POLARIS (REWARDS)
  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE (WITH POLARIS REWARDS PROGRAM)
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2002
                        (RETURN WITH/WITHOUT REDEMPTION)


                                        TRUST
                                      PORTFOLIO          1 YEAR              5 YEAR              10 YEAR           SINCE INCEPTION
  VARIABLE PORTFOLIO               INCEPTION DATE    WITH      WITHOUT   WITH    WITHOUT     WITH     WITHOUT      WITH     WITHOUT
  ------------------               --------------    ----      -------   ----    -------     ----     -------      ----     -------
ANCHOR SERIES TRUST
-------------------
 CAPITAL APPRECIATION                 03/23/87     -31.37%    -23.90%    3.03%     3.49%    10.64%     10.42%     10.94%      10.80%
 GOV'T & QUALITY BOND                 09/05/84       0.78%      7.63%    4.86%     5.26%     5.60%      5.39%      7.49%       7.38%
 NATURAL RESOURCES                    01/04/88      -0.25%      6.61%    6.31%     6.66%     8.15%      7.94%      6.00%       5.86%
 GROWTH                               09/05/84     -30.88%    -23.42%   -0.34%     0.26%     7.29%      7.07%      9.69%       9.57%

SUNAMERICA SERIES TRUST
-----------------------
 AGGRESSIVE GROWTH                    06/03/96     -33.48%    -25.96%   -3.41%    -2.68%       N/A        N/A     -0.03%       0.11%
 ALLIANCE GROWTH                      02/09/93     -40.03%    -32.39%   -2.98%    -2.27%       N/A        N/A      8.51%       8.29%
 ASSET ALLOCATION                     07/01/93     -16.19%     -9.01%   -1.99%    -1.32%       N/A        N/A      5.89%       5.66%
 BLUE CHIP GROWTH                     07/05/00     -38.14%    -30.54%      N/A       N/A       N/A        N/A    -30.32%     -26.32%
 CORPORATE BOND                       07/01/93      -1.11%      5.77%    2.65%     3.13%       N/A        N/A      4.36%       4.14%
 DAVIS VENTURE VALUE                  10/28/94     -25.41%    -18.05%   -0.88%    -0.26%       N/A        N/A     10.06%       9.79%
 "DOGS" OF WALL STREET                04/01/98     -15.22%     -8.07%      N/A       N/A       N/A        N/A     -3.22%      -2.47%
 EMERGING MARKETS                     06/02/97     -15.88%     -8.71%   -7.38%    -6.43%       N/A        N/A     -9.78%      -8.99%
 FEDERATED AMERICAN LEADERS           06/03/96     -28.49%    -21.07%   -2.15%    -1.48%       N/A        N/A      3.90%       3.95%
 GLOBAL BOND                          07/01/93      -2.63%      4.28%    3.83%     4.27%       N/A        N/A      5.47%       5.25%
 GLOBAL EQUITIES                      02/09/93     -35.66%    -28.10%   -6.88%    -5.96%       N/A        N/A      2.50%       2.29%
 GOLDMAN SACHS RESEARCH               07/05/00     -36.97%    -29.39%      N/A       N/A       N/A        N/A    -27.78%     -24.02%
 GROWTH & INCOME                      02/09/93     -29.84%    -22.40%   -1.54%    -0.90%       N/A        N/A      7.89%       7.67%
 GROWTH OPPORTUNITIES                 07/05/00     -48.72%    -40.90%      N/A       N/A       N/A        N/A    -40.24%     -35.11%
 HIGH-YIELD BOND                      02/09/93     -14.47%     -7.33%   -5.71%    -4.85%       N/A        N/A      1.67%       1.47%
 INTERNATIONAL DIVERSIFIED EQUITIES   10/28/94     -37.39%    -29.79%  -10.77%    -9.60%       N/A        N/A     -3.84%      -4.08%
 INTERNATIONAL GROWTH & INCOME        06/02/97     -29.67%    -22.23%   -5.43%    -4.59%       N/A        N/A     -3.72%      -3.23%
 MFS MASSACHUSETTS INVESTORS TRUST    02/09/93     -29.71%    -22.27%   -4.29%    -3.51%       N/A        N/A      4.30%       4.09%
 MFS MID-CAP GROWTH                   04/01/99     -56.07%    -48.11%      N/A       N/A       N/A        N/A    -10.85%      -9.21%
 MFS TOTAL RETURN                     10/28/94     -13.47%     -6.34%    4.53%     4.94%       N/A        N/A      8.99%       8.73%
 PUTNAM GROWTH: VOYAGER               02/09/93     -35.23%    -27.68%   -6.81%    -5.90%       N/A        N/A      3.49%       3.28%
 REAL ESTATE                          06/02/97      -2.42%      4.48%   -0.52%     0.08%       N/A        N/A      2.71%       2.97%
 SUNAMERICA BALANCED                  06/03/96     -23.86%    -16.53%   -2.05%    -1.38%       N/A        N/A      3.40%       3.47%
 TECHNOLOGY                           07/05/00     -58.42%    -50.42%      N/A       N/A       N/A        N/A    -60.16%     -51.19%
 TELECOM UTILITY                      06/03/96     -32.64%    -25.14%   -9.65%    -8.56%       N/A        N/A     -2.52%      -2.30%
 WORLDWIDE HIGH INCOME                10/28/94      -9.06%     -2.03%   -3.89%    -3.13%       N/A        N/A      4.41%       4.16%

Total return figures are based on historical data and are not intended to indicate future performance.

                                 FSA POLARIS II
           STANDARDIZED PERFORMANCE (WITHOUT POLARIS REWARDS PROGRAM)
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2002
                            (RETURN WITH REDEMPTION)


                                               INCEPTION                                                           SINCE
 VARIABLE PORTFOLIO                              DATE                 1 YEAR          5 YEAR     10 YEAR        INCEPTION
 ------------------                            ---------              ------          ------     -------        ---------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                          04/06/95              -31.09%            2.68%       N/A           10.87%
 GOVERNMENT AND QUALITY BOND                   05/03/95                0.34%            4.49%       N/A            5.69%
 GROWTH                                        04/06/95              -30.64%           -0.61%       N/A            8.27%
 NATURAL RESOURCES                             05/30/95               -0.61%            5.99%       N/A            5.19%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                             06/03/96              -33.05%           -3.60%       N/A           -0.29%
 ALLIANCE GROWTH                               04/06/95              -39.57%           -3.20%       N/A            8.46%
 ASSET ALLOCATION                              04/24/95              -16.23%           -2.22%       N/A            5.11%
 BLUE CHIP GROWTH                              01/04/01              -37.57%              N/A       N/A          -31.12%
 CORPORATE BOND                                04/12/95               -1.51%            2.32%       N/A            4.58%
 DAVIS VENTURE VALUE                           04/06/95              -25.27%           -1.14%       N/A            8.96%
 DOGS OF WALL STREET                           10/19/99              -15.21%              N/A       N/A           -2.59%
 EMERGING MARKETS                              06/12/97              -15.80%           -7.36%       N/A           -9.78%
 FEDERATED AMERICAN LEADERS                    06/03/96              -28.22%           -2.38%       N/A            3.56%
 FOREIGN VALUE                                 12/02/02                  N/A              N/A       N/A              N/A
 GLOBAL BOND                                   05/02/95               -3.03%            3.46%       N/A            5.78%
 GLOBAL EQUITIES                               05/22/95              -35.18%           -6.96%       N/A            0.32%
 GOLDMAN SACHS RESEARCH                        01/09/01              -36.40%              N/A       N/A          -30.99%
 GROWTH - INCOME                               04/12/95              -29.58%           -1.79%       N/A            8.14%
 GROWTH OPPORTUNITIES                          02/07/01              -47.90%              N/A       N/A          -43.25%
 HIGH-YIELD BOND                               05/08/95              -14.56%           -5.87%       N/A            0.16%
 INTERNATIONAL DIVERSIFIED EQUITIES            04/12/95              -36.84%          -10.72%       N/A           -3.82%
 INTERNATIONAL GROWTH AND INCOME               06/09/97              -29.33%           -5.56%       N/A           -4.22%
 MARSICO GROWTH                                12/02/02                  N/A              N/A       N/A              N/A
 MFS MASSACHUSETTS INVESTORS TRUST             04/06/95              -29.43%           -4.47%       N/A            4.22%
 MFS MID-CAP GROWTH                            10/19/99              -55.17%              N/A       N/A          -16.89%
 MFS TOTAL RETURN                              05/08/95              -13.59%            4.16%       N/A            7.85%
 PUTNAM GROWTH: VOYAGER                        04/06/95              -34.79%           -6.91%       N/A            3.49%
 REAL ESTATE                                   06/02/97               -2.79%           -0.79%       N/A            2.38%
 SMALL & MID-CAP VALUE                         12/02/02                  N/A              N/A       N/A              N/A
 SUNAMERICA BALANCED                           06/03/96              -23.71%           -2.28%       N/A            3.07%
 TECHNOLOGY                                    01/19/01              -57.26%              N/A       N/A          -58.44%
 TELECOM UTILITY                               06/03/96              -32.13%           -9.59%       N/A           -2.68%
 WORLDWIDE HIGH INCOME                         05/02/95               -9.18%           -4.02%       N/A            4.03%

LORD ABBETT SERIES FUND INC.
 GROWTH AND INCOME                             12/02/02                  N/A              N/A       N/A              N/A

VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK                                      12/02/02                  N/A              N/A       N/A              N/A
 EMERGING GROWTH                               12/02/02                  N/A              N/A       N/A              N/A
 GROWTH AND INCOME                             12/02/02                  N/A              N/A       N/A              N/A

AMERICAN FUNDS INSURANCE SERIES
 GLOBAL GROWTH                                 12/02/02                  N/A              N/A       N/A              N/A
 GROWTH                                        12/02/02                  N/A              N/A       N/A              N/A
 GROWTH INCOME                                 12/02/02                  N/A              N/A       N/A              N/A



Total return figures are based on historical data and are not intended to indicate future performance.

                                  FSA POLARIS II
             PERFORMANCE (WITH AND WITHOUT POLARIS REWARDS PROGRAM)
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIOD ENDING DECEMBER 31, 2002
                          (RETURN WITHOUT REDEMPTION)


                                                                                                                  SINCE
 VARIABLE PORTFOLIO                      INCEPTION DATE            1 YEAR          5 YEAR         10 YEAR       INCEPTION
 ------------------                      --------------            ------          ------         -------       ---------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                       04/06/95              -24.09%           3.22%            N/A          10.87%
 GOVERNMENT AND QUALITY BOND                05/03/95                7.34%           4.99%            N/A           5.69%
 GROWTH                                     04/06/95              -23.64%          -0.01%            N/A           8.27%
 NATURAL RESOURCES                          05/30/95                6.39%           6.46%            N/A           5.19%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                          06/03/96              -26.05%          -2.91%            N/A          -0.14%
 ALLIANCE GROWTH                            04/06/95              -32.57%          -2.52%            N/A           8.46%
 ASSET ALLOCATION                           04/24/95               -9.23%          -1.57%            N/A           5.11%
 BLUE CHIP GROWTH                           01/04/01              -30.57%             N/A            N/A         -26.89%
 CORPORATE BOND                             04/12/95                5.49%           2.86%            N/A           4.58%
 DAVIS VENTURE VALUE                        04/06/95              -18.27%          -0.52%            N/A           8.96%
 DOGS OF WALL STREET                        10/19/99               -8.21%             N/A            N/A          -1.28%
 EMERGING MARKETS                           06/12/97               -8.80%          -6.56%            N/A          -9.22%
 FEDERATED AMERICAN LEADERS                 06/03/96              -21.22%          -1.73%            N/A           3.68%
 FOREIGN VALUE                              12/02/02                  N/A             N/A            N/A             N/A
 GLOBAL BOND                                05/02/95                3.97%           3.98%            N/A           5.78%
 GLOBAL EQUITIES                            05/22/95              -28.18%          -6.17%            N/A           0.32%
 GOLDMAN SACHS RESEARCH                     01/09/01              -29.40%             N/A            N/A         -26.76%
 GROWTH - INCOME                            04/12/95              -22.58%          -1.15%            N/A           8.14%
 GROWTH OPPORTUNITIES                       02/07/01              -40.90%             N/A            N/A         -38.20%
 HIGH-YIELD BOND                            05/08/95               -7.56%          -5.12%            N/A           0.16%
 INTERNATIONAL DIVERSIFIED EQUITIES         04/12/95              -29.84%          -9.80%            N/A          -3.82%
 INTERNATIONAL GROWTH AND INCOME            06/09/97              -22.33%          -4.81%            N/A          -3.78%
 MARSICO GROWTH                             12/02/02                  N/A             N/A            N/A             N/A
 MFS MASSACHUSETTS INVESTORS TRUST          04/06/95              -22.43%          -3.76%            N/A           4.22%
 MFS MID-CAP GROWTH                         10/19/99              -48.17%             N/A            N/A         -15.06%
 MFS TOTAL RETURN                           05/08/95               -6.59%           4.67%            N/A           7.85%
 PUTNAM GROWTH: VOYAGER                     04/06/95              -27.79%          -6.13%            N/A           3.49%
 REAL ESTATE                                06/02/97                4.21%          -0.18%            N/A           2.70%
 SMALL & MID-CAP VALUE                      12/02/02                  N/A             N/A            N/A             N/A
 SUNAMERICA BALANCED                        06/03/96              -16.71%          -1.63%            N/A           3.20%
 TECHNOLOGY                                 01/19/01              -50.26%             N/A            N/A         -51.85%
 TELECOM UTILITY                            06/03/96              -25.13%          -8.71%            N/A          -2.50%
 WORLDWIDE HIGH INCOME                      05/02/95               -2.18%          -3.32%            N/A           4.03%

LORD ABBETT SERIES FUND INC.
 GROWTH AND INCOME                          12/02/02                  N/A             N/A            N/A             N/A

VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK                                   12/02/02                  N/A             N/A            N/A             N/A
 EMERGING GROWTH                            12/02/02                  N/A             N/A            N/A             N/A
 GROWTH AND INCOME                          12/02/02                  N/A             N/A            N/A             N/A

AMERICAN FUNDS INSURANCE SERIES
 GLOBAL GROWTH                              12/02/02                  N/A             N/A            N/A             N/A
 GROWTH                                     12/02/02                  N/A             N/A            N/A             N/A
 GROWTH INCOME                              12/02/02                  N/A             N/A            N/A             N/A


Total return figures are based on historical data and are not intended to indicate future performance.

                                 FSA POLARIS II
HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE (WITHOUT POLARIS REWARDS PROGRAM)
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2002
                        (RETURN WITH/WITHOUT REDEMPTION)



                                       TRUST
                                     PORTFOLIO
                                     INCEPTION       1 YEAR            5 YEAR             10 YEAR         SINCE INCEPTION
 VARIABLE PORTFOLIO                    DATE     W/SURR   W/O SURR   W/SURR  W/O SURR  W/SURR   W/O SURR  W/SURR   W/O SURR
 ------------------                  ---------  ------   --------   ------  --------  ------   --------  ------   --------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                 03/23/87  -31.09%  -24.09%     2.68%    3.22%   10.13%    10.13%    10.50%   10.50%
 GOVERNMENT AND QUALITY BOND          09/05/84    0.34%    7.34%     4.49%    4.99%    5.12%     5.12%     7.09%    7.09%
 GROWTH                               09/05/84  -30.64%  -23.64%    -0.61%   -0.01%    6.79%     6.79%     9.28%    9.28%
 NATURAL RESOURCES                    01/04/88   -0.61%    6.39%     5.99%    6.46%    7.73%     7.73%     5.78%    5.78%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                    06/03/96  -33.05%  -26.05%    -3.60%   -2.91%      N/A       N/A    -0.29%   -0.14%
 ALLIANCE GROWTH                      02/09/93  -39.57%  -32.57%    -3.20%   -2.52%      N/A       N/A     8.01%    8.01%
 ASSET ALLOCATION                     07/01/93  -16.23%   -9.23%    -2.22%   -1.57%      N/A       N/A     5.40%    5.40%
 BLUE CHIP GROWTH                     07/05/00  -37.57%  -30.57%       N/A      N/A      N/A       N/A   -29.64%  -26.36%
 CORPORATE BOND                       07/01/93   -1.51%    5.49%     2.32%    2.86%      N/A       N/A     3.87%    3.87%
 DAVIS VENTURE VALUE                  10/28/94  -25.27%  -18.27%    -1.14%   -0.52%      N/A       N/A     9.51%    9.51%
 DOGS OF WALL STREET                  04/01/98  -15.21%   -8.21%       N/A      N/A      N/A       N/A    -3.39%   -2.68%
 EMERGING MARKETS                     06/02/97  -15.80%   -8.80%    -7.36%   -6.56%      N/A       N/A    -9.65%   -9.09%
 FEDERATED AMERICAN LEADERS           06/03/96  -28.22%  -21.22%    -2.38%   -1.73%      N/A       N/A     3.56%    3.68%
 FOREIGN VALUE                        08/01/02      N/A      N/A       N/A      N/A      N/A       N/A   -12.97%   -5.97%
 GLOBAL BOND                          07/01/93   -3.03%    3.97%     3.46%    3.98%      N/A       N/A     4.97%    4.97%
 GLOBAL EQUITIES                      02/09/93  -35.18%  -28.18%    -6.96%   -6.17%      N/A       N/A     2.03%    2.03%
 GOLDMAN SACHS RESEARCH               07/05/00  -36.40%  -29.40%       N/A      N/A      N/A       N/A   -27.21%  -24.09%
 GROWTH - INCOME                      02/09/93  -29.58%  -22.58%    -1.79%   -1.15%      N/A       N/A     7.40%    7.40%
 GROWTH OPPORTUNITIES                 07/05/00  -47.90%  -40.90%       N/A      N/A      N/A       N/A   -39.14%  -35.13%
 HIGH-YIELD BOND                      02/09/93  -14.56%   -7.56%    -5.87%   -5.12%      N/A       N/A     1.19%    1.19%
 INTERNATIONAL DIVERSIFIED EQUITIES   10/28/94  -36.84%  -29.84%   -10.72%   -9.80%      N/A       N/A    -4.31%   -4.31%
 INTERNATIONAL GROWTH AND INCOME      06/02/97  -29.33%  -22.33%    -5.56%   -4.81%      N/A       N/A    -3.88%   -3.46%
 MARSICO GROWTH                       12/29/00  -19.89%  -12.89%       N/A      N/A      N/A       N/A   -16.92%  -13.97%
 MFS MASSACHUSETTS INVESTORS TRUST    02/09/93  -29.43%  -22.43%    -4.47%   -3.76%      N/A       N/A     3.82%    3.82%
 MFS MID-CAP GROWTH                   04/01/99  -55.17%  -48.17%       N/A      N/A      N/A       N/A   -10.85%   -9.42%
 MFS TOTAL RETURN                     10/28/94  -13.59%   -6.59%     4.16%    4.67%      N/A       N/A     8.44%    8.44%
 PUTNAM GROWTH: VOYAGER               02/09/93  -34.79%  -27.79%    -6.91%   -6.13%      N/A       N/A     3.01%    3.01%
 REAL ESTATE                          06/02/97   -2.79%    4.21%    -0.79%   -0.18%      N/A       N/A     2.38%    2.70%
 SMALL & MID-CAP VALUE                08/01/02      N/A      N/A       N/A      N/A      N/A       N/A    -5.82%    1.18%
 SUNAMERICA BALANCED                  06/03/96  -23.71%  -16.71%    -2.28%   -1.63%      N/A       N/A     3.07%    3.20%
 TECHNOLOGY                           07/05/00  -57.26%  -50.26%       N/A      N/A      N/A       N/A   -57.25%  -50.86%
 TELECOM UTILITY                      06/03/96  -32.13%  -25.13%    -9.59%   -8.71%      N/A       N/A    -2.68%   -2.50%
 WORLDWIDE HIGH INCOME                10/28/94   -9.18%   -2.18%    -4.02%   -3.32%      N/A       N/A     3.90%    3.90%

LORD ABBETT SERIES FUND INC.
 GROWTH AND INCOME                    12/11/89  -26.28%  -19.28%     0.95%    1.52%    8.55%     8.55%     9.50%    9.50%

VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK                             04/30/99  -27.79%  -20.79%       N/A      N/A      N/A       N/A    -3.99%   -2.79%
 EMERGING GROWTH                      07/03/95  -40.77%  -33.77%     0.71%    1.28%      N/A       N/A     7.13%    7.13%
 GROWTH AND INCOME                    12/23/96  -23.17%  -16.17%     2.91%    3.44%      N/A       N/A     6.08%    6.20%

AMERICAN FUNDS INSURANCE SERIES
 GLOBAL GROWTH                        04/30/97  -22.97%  -15.97%     3.17%    3.69%      N/A       N/A     4.22%    4.51%
 GROWTH                               02/08/84  -32.62%  -25.62%     4.39%    4.89%   10.27%    10.27%    11.84%   11.84%
 GROWTH INCOME                        02/08/84  -26.61%  -19.61%     1.30%    1.86%    8.56%     8.56%    10.55%   10.55%

Total return figures are based on historical data and are not intended to indicate future performance.

                            FSA POLARIS II (REWARDS)
            STANDARDIZED PERFORMANCE (WITH POLARIS REWARDS PROGRAM)
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2002
                            (RETURN WITH REDEMPTION)



                                             INCEPTION                                                       SINCE
 VARIABLE PORTFOLIO                            DATE                1 YEAR           5 YEAR     10 YEAR     INCEPTION
 ------------------                          ---------             ------           ------     -------     ---------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                        04/06/95             -31.57%             2.57%       N/A        10.96%
 GOVERNMENT AND QUALITY BOND                 05/03/95               0.49%             4.41%       N/A         5.69%
 GROWTH                                      04/06/95             -31.11%            -0.82%       N/A         8.32%
 NATURAL RESOURCES                           05/30/95              -0.48%             5.95%       N/A         5.18%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                           06/03/96             -33.57%            -3.89%       N/A        -0.45%
 ALLIANCE GROWTH                             04/06/95             -40.22%            -3.48%       N/A         8.52%
 ASSET ALLOCATION                            04/24/95             -16.41%            -2.47%       N/A         5.11%
 BLUE CHIP GROWTH                            01/04/01             -38.18%               N/A       N/A       -32.53%
 CORPORATE BOND                              04/12/95              -1.40%             2.19%       N/A         4.56%
 DAVIS VENTURE VALUE                         04/06/95             -25.64%            -1.36%       N/A         9.02%
 DOGS OF WALL STREET                         10/19/99             -15.38%               N/A       N/A        -2.95%
 EMERGING MARKETS                            06/12/97             -15.98%            -7.79%       N/A       -10.32%
 FEDERATED AMERICAN LEADERS                  06/03/96             -28.65%            -2.64%       N/A         3.50%
 FOREIGN VALUE                               12/02/02                 N/A               N/A       N/A           N/A
 GLOBAL BOND                                 05/02/95              -2.95%             3.36%       N/A         5.79%
 GLOBAL EQUITIES                             05/22/95             -35.74%            -7.38%       N/A         0.20%
 GOLDMAN SACHS RESEARCH                      01/09/01             -36.99%               N/A       N/A       -32.40%
 GROWTH - INCOME                             04/12/95             -30.03%            -2.03%       N/A         8.19%
 GROWTH OPPORTUNITIES                        02/07/01             -48.71%               N/A       N/A       -45.20%
 HIGH-YIELD BOND                             05/08/95             -14.71%            -6.25%       N/A         0.04%
 INTERNATIONAL DIVERSIFIED EQUITIES          04/12/95             -37.43%           -11.30%       N/A        -4.08%
 INTERNATIONAL GROWTH AND INCOME             06/09/97             -29.77%            -5.92%       N/A        -4.52%
 MARSICO GROWTH                              12/02/02                 N/A               N/A       N/A           N/A
 MFS MASSACHUSETTS INVESTORS TRUST           04/06/95             -29.88%            -4.79%       N/A         4.19%
 MFS MID-CAP GROWTH                          10/19/99             -56.13%               N/A       N/A       -17.75%
 MFS TOTAL RETURN                            05/08/95             -13.72%             4.08%       N/A         7.89%
 PUTNAM GROWTH: VOYAGER                      04/06/95             -35.34%            -7.33%       N/A         3.45%
 REAL ESTATE                                 06/02/97              -2.71%            -1.00%       N/A         2.28%
 SMALL & MID-CAP VALUE                       12/02/02                 N/A               N/A       N/A           N/A
 SUNAMERICA BALANCED                         06/03/96             -24.04%            -2.53%       N/A         3.00%
 TECHNOLOGY                                  01/19/01             -58.27%               N/A       N/A       -61.52%
 TELECOM UTILITY                             06/03/96             -32.64%           -10.11%       N/A        -2.91%
 WORLDWIDE HIGH INCOME                       05/02/95              -9.23%            -4.33%       N/A         4.00%

LORD ABBETT SERIES FUND INC.
 GROWTH AND INCOME                           12/02/02                 N/A               N/A       N/A           N/A

VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK                                    12/02/02                 N/A               N/A       N/A           N/A
 EMERGING GROWTH                             12/02/02                 N/A               N/A       N/A           N/A
 GROWTH AND INCOME                           12/02/02                 N/A               N/A       N/A           N/A

AMERICAN FUNDS INSURANCE SERIES
 GLOBAL GROWTH                               12/02/02                 N/A               N/A       N/A           N/A
 GROWTH                                      12/02/02                 N/A               N/A       N/A           N/A
 GROWTH INCOME                               12/02/02                 N/A               N/A       N/A           N/A

Total return figures are based on historical data and are not intended to indicate future performance.

                            FSA POLARIS II (REWARDS)
  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE (WITH POLARIS REWARDS PROGRAM)
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2002
                            (RETURN WITH REDEMPTION)


                                                TRUST
                                              PORTFOLIO
                                              INCEPTION                                                                 SINCE
 VARIABLE PORTFOLIO                             DATE              1 YEAR                5 YEAR        10 YEAR         INCEPTION
 ------------------                           ---------           ------                ------        -------         ---------
ANCHOR SERIES TRUST
 CAPITAL APPRECIATION                          03/23/87           -31.57%                2.57%         10.35%           10.64%
 GOVERNMENT AND QUALITY BOND                   09/05/84             0.49%                4.41%          5.32%            7.21%
 GROWTH                                        09/05/84           -31.11%               -0.82%          7.01%            9.40%
 NATURAL RESOURCES                             01/04/88            -0.48%                5.95%          7.94%            5.92%

SUNAMERICA SERIES TRUST
 AGGRESSIVE GROWTH                             06/03/96           -33.57%               -3.89%            N/A           -0.45%
 ALLIANCE GROWTH                               02/09/93           -40.22%               -3.48%            N/A            8.23%
 ASSET ALLOCATION                              07/01/93           -16.41%               -2.47%            N/A            5.62%
 BLUE CHIP GROWTH                              07/05/00           -38.18%                  N/A            N/A          -31.06%
 CORPORATE BOND                                07/01/93            -1.40%                2.19%            N/A            4.09%
 DAVIS VENTURE VALUE                           10/28/94           -25.64%               -1.36%            N/A            9.65%
 DOGS OF WALL STREET                           04/01/98           -15.38%                  N/A            N/A           -3.69%
 EMERGING MARKETS                              06/02/97           -15.98%               -7.79%            N/A          -10.18%
 FEDERATED AMERICAN LEADERS                    06/03/96           -28.65%               -2.64%            N/A            3.50%
 FOREIGN VALUE                                 08/01/02               N/A                  N/A            N/A          -13.09%
 GLOBAL BOND                                   07/01/93            -2.95%                3.36%            N/A            5.19%
 GLOBAL EQUITIES                               02/09/93           -35.74%               -7.38%            N/A            2.24%
 GOLDMAN SACHS RESEARCH                        07/05/00           -36.99%                  N/A            N/A          -28.52%
 GROWTH - INCOME                               02/09/93           -30.03%               -2.03%            N/A            7.61%
 GROWTH OPPORTUNITIES                          07/05/00           -48.71%                  N/A            N/A          -41.14%
 HIGH-YIELD BOND                               02/09/93           -14.71%               -6.25%            N/A            1.40%
 INTERNATIONAL DIVERSIFIED EQUITIES            10/28/94           -37.43%              -11.30%            N/A           -4.41%
 INTERNATIONAL GROWTH AND INCOME               06/02/97           -29.77%               -5.92%            N/A           -4.17%
 MARSICO GROWTH                                12/29/00           -20.15%                  N/A            N/A          -17.84%
 MFS MASSACHUSETTS INVESTORS TRUST             02/09/93           -29.88%               -4.79%            N/A            4.03%
 MFS MID-CAP GROWTH                            04/01/99           -56.13%                  N/A            N/A          -11.44%
 MFS TOTAL RETURN                              10/28/94           -13.72%                4.08%            N/A            8.57%
 PUTNAM GROWTH: VOYAGER                        02/09/93           -35.34%               -7.33%            N/A            3.22%
 REAL ESTATE                                   06/02/97            -2.71%               -1.00%            N/A            2.28%
 SMALL & MID-CAP VALUE                         08/01/02               N/A                  N/A            N/A           -5.80%
 SUNAMERICA BALANCED                           06/03/96           -24.04%               -2.53%            N/A            3.00%
 TECHNOLOGY                                    07/05/00           -58.27%                  N/A            N/A          -61.32%
 TELECOM UTILITY                               06/03/96           -32.64%              -10.11%            N/A           -2.91%
 WORLDWIDE HIGH INCOME                         10/28/94            -9.23%               -4.33%            N/A            3.97%

LORD ABBETT SERIES FUND INC.
 GROWTH AND INCOME                             12/11/89           -26.67%                0.79%          8.76%            9.67%

VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK                                      04/30/99           -28.20%                  N/A            N/A           -4.35%
 EMERGING GROWTH                               07/03/95           -41.45%                0.54%            N/A            7.16%
 GROWTH AND INCOME                             12/23/96           -23.49%                2.80%            N/A            6.06%

AMERICAN FUNDS INSURANCE SERIES
 GLOBAL GROWTH                                 04/30/97           -23.29%                3.06%            N/A            4.16%
 GROWTH                                        02/08/84           -33.13%                4.31%         10.49%           11.96%
 GROWTH INCOME                                 02/08/84           -27.00%                1.14%          8.77%           10.66%

Total return figures are based on historical data and are not intended to indicate future performance.

--------------------------------------------------------------------------------
                                 INCOME PAYMENTS
--------------------------------------------------------------------------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s) and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

     For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

     For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

--------------------------------------------------------------------------------
                               ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     Illustrative Example

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                               = 1.00174825

     Illustrative Example

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                  1/[(1.035)(1/12) ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     Illustrative Example

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income annuity payment date is $13.327695.

     P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

     P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

     The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

     Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a), 403(a) or, if from a plan of a governmental employer, 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NONQUALIFIED CONTRACT

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS OF QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies;
(4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that a Nonqualified annuity contract may be exchanged in a tax-free transaction for another Nonqualified annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced with the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. The IRS recently ruled that the transfer of a nonqualified annuity contract into a pre-existing annuity contract also qualifies as a tax-free exchange under IRC section 1035. Prior to this ruling, it was at best uncertain whether annuity owners could exchange an annuity contract tax-free into an existing contract, even though it appeared to be possible to effectively achieve the same result by exchanging two existing contracts into a single new contract. However, it is uncertain what effect this ruling will have, if any, on the issue of partial exchanges. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2003 is $12,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $2,000 in 2003 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions may not exceed the lessor of $40,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2003 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2002 and 2003. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS -- SECTION 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.


--------------------------------------------------------------------------------
                            DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

     The contracts are offered on a continuous basis through the distributor for the separate account, AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

________________________________________________________________________________

                              FINANCIAL STATEMENTS
________________________________________________________________________________


        The financial statements of First SunAmerica Life Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account options and the DCA fixed accounts.

        Also included in this Statement of Additional Information are the financial statements of FS Variable Separate Account at December 31, 2002, and for each of the two years in the period ended December 31, 2002.

        PricewaterhouseCoopers LLP, 350 South Grand Ave., Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          INDEX TO FINANCIAL STATEMENTS

                                                                        Page
                                                                      Number(s)
                                                                      ---------
Report of Independent Accountants                                       F-2

Balance Sheet - December 31, 2002 and December 31, 2001                 F-3

Statement of Income and Comprehensive Income - Years Ended
  December 31, 2002, December 31, 2001, and
  December 31, 2000                                                  F-4 to F-5

Statement of Cash Flows - Years Ended December 31, 2002,
  December 31, 2001, and December 31, 2000                           F-6 to F-7

Notes to Financial Statements                                        F-8 to F-25

                        Report of Independent Accountants


To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:


In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company, an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
February 11, 2003

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                  BALANCE SHEET

                                                                    December 31,
                                                           ---------------------------
                                                               2002             2001
                                                           -----------    ------------
                                                                  (in thousands)
ASSETS
Investments and cash:
  Cash and short-term investments                          $    37,955    $     28,982
  Bonds, notes and redeemable
    preferred stocks available for sale,
    at fair value (amortized cost:
    December 31, 2002, $1,375,026;
    December 31, 2001, $1,122,577)                           1,410,053       1,128,203
  Mortgage loans                                               193,035         172,626
  Policy loans                                                  36,052          37,343
  Common stocks available for sale, at
    fair value (cost: December 31, 2002,
    $1,629; December 31, 2001, $871)                             1,140             544
  Other invested assets                                         29,569             ---
                                                             ---------       ---------
  Total investments and cash                                  1707,804       1,367,698
Variable annuity assets held in separate
  accounts                                                     399,017         514,203
Accrued investment income                                       15,849          12,312
Deferred acquisition costs                                     104,459         100,182
Income taxes currently receivable from Parent                    9,831             ---
Deferred income taxes                                              ---           1,947
Receivable from brokers                                          1,025             ---
Other assets                                                     1,401           2,261
                                                             ---------       ---------
TOTAL ASSETS                                               $ 2,239,386    $  1,998,603
                                                           ===========    ============
LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts                     $ 1,290,702    $  1,024,830
  Reserves for universal life insurance
    contracts                                                  237,862         248,161
  Income taxes currently payable to Parent                         ---           3,719
  Securities loaned under collateral agreements                 29,569             ---
  Other liabilities                                             38,804          14,111
                                                             ---------       ---------
Total reserves, payables and accrued
  liabilities                                                1,596,937       1,290,821
                                                             ---------       ---------
Variable annuity liabilities related to
  separate accounts                                            399,017         514,203
                                                             ---------       ---------
Deferred income taxes                                           30,394             ---
                                                             ---------       ---------
Shareholder's equity:
  Common stock                                                   3,000           3,000
  Additional paid-in capital                                   144,428         144,428
  Retained earnings                                             51,740          44,982
  Accumulated other comprehensive income                        13,870           1,169
                                                             ---------       ---------
  Total shareholder's equity                                   213,038         193,579
                                                             ---------       ---------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                 $ 2,239,386  $    1,998,603
                                                           ===========  ==============

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                            Years Ended December 31,

                                                          Years Ended December 31,
                                                -----------------------------------------
                                                    2002           2001            2000
                                                ---------       ---------       ---------
                                                              (In thousands)
Investment income                               $  97,380       $ 100,952       $ 119,729
                                                ---------       ---------       ---------
Interest expense on:
  Fixed annuity contracts                         (47,186)        (51,320)        (65,097)
  Universal life insurance contracts              (11,489)        (11,815)        (12,363)
  Securities lending agreements                       (53)           --              --
                                                ---------       ---------       ---------
  Total interest expense                          (58,728)        (63,135)         77,460
                                                ---------       ---------       ---------
NET INVESTMENT INCOME                              38,652          37,817          42,269
                                                ---------       ---------       ---------
NET REALIZED INVESTMENT LOSSES                    (10,025)        (19,266)        (20,779)
                                                ---------       ---------       ---------
Fee income:
  Variable annuity fees                             9,003           8,041           9,140
  Universal life insurance fees, net                3,291           3,400           2,166
  Surrender charges                                 1,854           2,141           3,776
                                                ---------       ---------       ---------
TOTAL FEE INCOME                                   14,148          13,582          15,082
                                                ---------       ---------       ---------
GENERAL AND ADMINISTRATIVE EXPENSES                (8,112)          (4341)         (4,945)
                                                ---------       ---------       ---------
AMORTIZATION OF DEFERRED ACQUISITION COSTS        (16,367)         (11629)        (19,399)
                                                ---------       ---------       ---------
ANNUAL COMMISSIONS                                   (771)           (724)           (619)
                                                ---------       ---------       ---------
GUARANTEED MINIMUM DEATH BENEFITS                  (1,735)           (546)             (4)
                                                ---------       ---------       ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                                15,790          14,893          11,605
                                                ---------       ---------       ---------
Income tax expense                                 (9,032)         (6,180)         (4,325)
                                                ---------       ---------       ---------
INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                                 6,758           8,713           7,280
                                                ---------       ---------       ---------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
  NET OF TAX                                         --              (520)           --
                                                ---------       ---------       ---------
NET INCOME                                      $   6,758       $   8,193       $   7,280
                                                ---------       ---------       ---------

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                                                           Years Ended December 31,
                                                                 --------------------------------------------
                                                                    2002              2001             2000
                                                                  -----------      -----------     -----------
                                                                                (In thousands)
OTHER COMPREHENSIVE INCOME NET OF TAX:
    Net unrealized gains on debt and equity
       securities available for sale identified
      in the current period (net of income tax
       expense of $5,643, $2,515, and $4,855 for
       the years ended December 31, 2002,
      2001 and 2000, respectively)                                $    10,480      $    4,669      $     9,019

    Less reclassification adjustment for net
       realized losses included in net income
       (net of income tax benefit of $1,196, $3,225
        and $5,433 for the years ended December 31, 2002,
        2001, and 2000,
        respectively)                                                   2,221            5,989          10,089
                                                                  -----------      -----------     -----------
OTHER COMPREHENSIVE INCOME                                             12,701           10,658          19,108
                                                                  -----------      -----------     -----------
COMPREHENSIVE INCOME                                              $    19,459      $    18,851     $    26,388
                                                                  ===========      ===========     ===========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS

                                                                               Years Ended December 31,
                                                                      ------------------------------------------
                                                                          2002           2001            2000
                                                                      ------------    -----------     ----------
                                                                                    (In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
    Net income                                                        $   6,758       $   8,193       $   7,280
    Adjustments to reconcile net
      income to net cash provided
      by operating activities:
         Cumulative effect of
             accounting change, net of tax                                 --               520            --
         Interest credited to:
             Fixed annuity contracts                                     47,186          51,320          65,097
             Universal life insurance contracts                          11,489          11,815          12,363
             Net realized investment losses                              10,025          19,266          20,779
             Accretion of net discounts on investments                   (1,241)         (2,999)         (4,538)
             Amortization of deferred acquisition costs                  16,367          11,629          19,399
             Acquisition costs deferred                                 (30,345)         (8,160)         (9,113)
             Provision for deferred income taxes                         25,503             507              73
       Change in:
             Accrued investment income                                   (3,537)          2,497           9,267
             Income taxes currently receivable from/
             payable to Parent                                          (13,550)         11,786          (1,429)
             Other liabilities                                           (3,955)         (8,447)         (1,938)
             Other, net                                                     510           1,100             868
                                                                      ---------       ---------       ---------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                65,210          99,027         118,108
                                                                      ---------       ---------       ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable preferred stock                      (604,280)       (266,757)        (33,317)
      Mortgage loans                                                    (45,944)        (31,540)         (7,158)
      Common stock                                                         (845)            (58)           (813)
      Other investments, excluding
         short-term investments                                            (417)           (229)           --
   Sales of:
      Bonds, notes and redeemable preferred stock                       219,856         246,769         171,702
         Other investments, excluding
         short-term investments                                              49              42             487
   Redemptions and maturities of:
      Bonds, notes and redeemable preferred stock                       121,907         149,150         162,464
      Mortgage loans                                                     25,833          26,813          51,998
      Other investments, excluding
         short-term investments                                           1,709           2,767           2,324
   Short-term investments received
      from (transferred to) AIG SunAmerica Life Assurance
      Company relating to assumption reinsurance transaction
      with MBL Life Assurance Corporation                                  --              --           (16,741)
                                                                      ---------       ---------       ---------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES                   $(282,132)      $ 126,957       $ 330,946
                                                                      ---------       ---------       ---------

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)

                                                                   Years Ended December 31,
                                                         -----------------------------------------
                                                           2002            2001            2000
                                                         ---------      ---------        ---------
                                                                      (In thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
    Premium receipts on:
       Fixed annuity contracts                           $ 390,318       $  66,463       $  41,365
       Universal life insurance contracts                    9,712          10,466          10,931
    Net exchanges from (to) the fixed accounts of
       variable annuity contracts                           23,542         (33,539)        (47,090)
    Withdrawal payments on:
       Fixed annuity contracts                            (137,007)       (207,166)       (355,023)
       Universal life insurance contracts                  (10,740)        (11,565)        (17,541)
    Claims and annuity payments on:
       Fixed annuity contracts                             (28,271)        (30,242)        (33,171)
       Universal life insurance contracts                  (20,005)        (17,567)        (28,611)
    Net repayments of other short-term
       financings                                           (1,654)         (1,656)         (8,560)
    Dividend paid to Parent                                   --           (12,900)           --
                                                         ---------       ---------       ---------

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES        225,895        (237,706)       (437,700)
                                                         ---------       ---------       ---------

NET INCREASE (DECREASE) IN CASH
    AND SHORT-TERM INVESTMENTS                               8,973         (11,722)         11,354

CASH AND SHORT-TERM INVESTMENTS
    AT BEGINNING OF PERIOD                                  28,982          40,704          29,350
                                                         ---------       ---------       ---------


CASH AND SHORT-TERM INVESTMENTS
    AT END OF PERIOD                                     $  37,955       $  28,982       $  40,704
                                                         =========       =========       =========
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid on indebtedness                            $      53       $    --         $    --
                                                         =========       =========       =========
Net income taxes (refunded by) paid to Parent            $  (2,922)      $  (6,113)      $   5,681
                                                         =========       =========       =========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

First SunAmerica Life Insurance Company (the "Company") is a New York-domiciled life insurance company engaged principally in the business of selling and administering fixed and variable annuities and universal life contracts in the State of New York.

The Company's net investment income and net realized investment losses and fee income by primary product line or service are as follows:

                                       Years Ended December 31,
                                   -------------------------------
                                    2002         2001       2000
                                   -------     --------    -------
                                            (In thousands)
Net investment income              $38,652       37,817    $42,269
                                   -------       ------    -------
Net realized investment losses
  on fixed rate products           (10,025)    $(19,266)   (20,779)
                                   -------     --------    -------

Fee income:
  Variable annuity fees              9,003        8,041      9,140
  Universal life insurance fees      3,291        3,400      2,166
  Surrender charges, principally
    fixed-rate products              1,854        2,141      3,776
                                   -------     --------    -------
  Total fee income                  14,148       13,582     15,082
                                   -------     --------    -------
Total                              $42,775     $ 32,133    $36,572
                                   =======     ========    =======



Substantially all of the Company's revenues are derived from the State of New York. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization represented approximately 19.3% of sales in the year ended December 31, 2002. Two independent selling organizations represented approximately 35.7% and 8.3% of sales in the year ended December 31, 2001 and approximately 13.7% and 10.8% of sales in the year ended December 31, 2000. No other independent selling organization was responsible for more than 10% of sales for any such periods.

In addition, the Company's nine affiliated broker-dealers were responsible for 4.8%, 17.4% and 30.5% of sales in the years ended December 31, 2002, 2001 and 2000, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

1.    NATURE OF OPERATIONS (Continued)

      The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company ("the Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and retirement savings and asset management.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholder liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when declines in value are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Real estate is carried at the lower of cost or net realizable value.

      Other invested assets consist principally of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The Company monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the statement of operations and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $30,345,000, $8,160,000 and $9,113,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $13,200,000 and $3,500,000 at December 31, 2002 and 2001, respectively, for this adjustment.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing for policy guarantees, and the level of guarantee costs and expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the statement of income.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


      RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS:
      Reserves for fixed annuity and universal life insurance contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

      FEE INCOME: Variable annuity fees, universal life insurance fees and surrender charges are recorded in income when earned.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e., collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $520,000 ($800,000 before tax).

3.    ACQUISITION

      On December 31, 1998, AIG SALAC acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. Included in the block of

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

3.    ACQUISITION (Continued)


      business acquired from MBL Life were policies whose owners are residents of the State of New York (the "New York Business"). The $128,420,000 purchase price was allocated between the Company and AIG SALAC based on the estimated future gross profits of the two blocks of business. The portion allocated to the Company was $10,000,000.

      As part of the Acquisition, AIG SALAC received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Included in the AIG SALAC's reserves transferred to the Company in 1999 were $34,657,000 of such policy enhancement reserves. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to AIG SALAC by the Company. The enhancements are to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on June 30, 2002, June 30, 2001 and January 1, 2000 amounted to $4,012,000, $4,369,000 and $4,911,000 respectively and were either credited to these policyholders or paid as benefits through withdrawals or accelerated death benefits during 2002, 2001 and 2000. The Company's reserve for the remaining payments totaled $4,066,000 at December 31, 2002.

4.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                      Amortized        Estimated
                                                           Cost       Fair Value
                                                     ----------       ----------
                                                            (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States
       Government                                    $    3,074       $    3,208
Mortgage-backed securities                              442,675          471,065
Securities of public utilities                           74,205           75,470
Corporate bonds and notes                               619,304          638,266
Other debt securities                                   235,768          222,044
                                                     ----------       ----------

       Total                                         $1,375,026       $1,410,053
                                                     ==========       ==========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.    INVESTMENTS (Continued)

                                                      Amortized        Estimated
                                                           Cost       Fair Value
                                                     ----------       ----------
                                                           (In thousands)
AT DECEMBER 31, 2001:

Securities of the United States
  Government                                         $    1,996       $    1,993
Mortgage-backed securities                              494,719          503,999
Securities of public utilities                           53,423           53,817
Corporate bonds and notes                               417,318          415,343
Other debt securities                                   155,121          153,051
                                                     ----------       ----------

       Total                                         $1,122,577       $1,128,203
                                                     ==========       ==========


      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2002, follow:

                                                                       Estimated
                                                      Amortized             Fair
                                                           Cost            Value
                                                     ----------       ----------
                                                           (In thousands)

Due in one year or less                              $   61,177       $   61,198
Due after one year through five years                   387,911          403,915
Due after five years through ten years                  378,074          368,668
Due after ten years                                     105,189          105,207
Mortgage-backed securities                              442,675          471,065
                                                     ----------       ----------

       Total                                         $1,375,026       $1,410,053
                                                     ==========       ==========


      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                          Gross            Gross
                                                     Unrealized       Unrealized
                                                          Gains           Losses
                                                     ----------       ----------
                                                           (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States
       Government                                      $    133        $      --
Mortgage-backed securities                               28,484              (94)
Securities of public utilities                            2,632           (1,366)
Corporate bonds and notes                                30,261          (11,299)
Other debt securities                                     1,421          (15,145)
                                                     ----------       ----------

       Total                                           $ 62,931       $  (27,904)
                                                     ==========       ==========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.    INVESTMENTS (Continued)

                                                          Gross            Gross
                                                     Unrealized       Unrealized
                                                          Gains           Losses
                                                     ----------       ----------
                                                           (In thousands)
AT DECEMBER 31, 2001:
Securities of the United States
   Government                                          $     --        $      (3)
Mortgage-backed securities                               11,270           (1,990)
Securities of public utilities                              810             (416)
Corporate bonds and notes                                13,903          (15,878)
Other debt securities                                       914           (2,984)
                                                     ----------       ----------
Total                                                  $ 26,897        $ (21,271)
                                                     ==========       ==========

      Gross unrealized gains on equity securities aggregated $22,000 and $12,000 at December 31, 2002 and 2001, respectively. Gross unrealized losses on equity securities aggregated $511,000 and $339,000 at December 31, 2002 and 2001, respectively.

      Gross realized investment gains and losses on sales of investments are as follows:

                                                Years Ended December 31,
                                         --------------------------------------
                                           2002           2001           2000
                                         --------       --------       --------
                                                     (In thousands)
BONDS, NOTES AND REDEEMABLE
 PREFERRED STOCKS:
       Realized gains                    $  8,522       $  8,220       $  3,221
       Realized losses                     (8,677)       (10,222)        (3,147)

OTHER INVESTMENTS:
       Realized gains                          --             42             --
       Realized losses                       (355)            --            (48)

IMPAIRMENT WRITEDOWNS                      (9,515)       (17,306)       (20,805)
                                         --------       --------       --------
       Total net realized
       investment losses                 $(10,025)      $(19,266)      $(20,779)
                                         ========       ========       ========

      The sources and related amounts of investment income are as follows:

                                                Years Ended December 31,
                                         --------------------------------------
                                           2002           2001           2000
                                         --------       --------       --------
                                                     (In thousands)
Short-term investments                   $  1,441       $  1,661       $  1,671
Bonds and notes                            80,518         83,449         99,241
Mortgage loans                             13,000         14,068         17,547
Other invested assets                       3,001          3,022          3,127
                                         --------       --------       --------

Gross investment income                    97,960        102,200        121,586
Less: investment expenses                    (580)        (1,248)        (1,857)
                                         --------       --------       --------

Total investment income                  $ 97,380       $100,952       $119,729
                                         ========       ========       ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

4.    INVESTMENTS (Continued)

      The carrying value of investments in any one entity or its affiliates exceeding 10% of the Company's shareholder's equity at December 31, 2002 is as follows:

            Mortgage
                  Warner Center Plaza          $24,387,000
            Bonds
                  Kroger Co.                   $23,102,000


      At December 31, 2002, bonds and notes included $55,712,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 22 industries with 13% concentrated in telecommunications and 12% concentrated in energy. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2002, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 31% of the aggregate carrying value of the portfolio secured by properties located in California, approximately 13% by properties located in Texas and approximately 11% by properties located in Michigan and no more than 10% of the portfolio was secured by properties located in any other single state.

      At December 31, 2002, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $5,657,000.

      At December 31, 2002, $615,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The estimated fair values of the Company's financial instruments at December 31, 2002 and December 31, 2001, compared with their respective carrying values, are as follows:

                                                         Carrying           Fair
                                                            Value          Value
                                                       ----------     ----------
                                                            (In thousands)
DECEMBER 31, 2002:

ASSETS:

       Cash and short-term investments                 $   37,955     $   37,955
       Bonds and notes                                  1,410,053      1,410,053
       Mortgage loans                                     193,035        213,212
       Policy loans                                        36,052         36,052
       Common stock                                         1,140          1,140
       Securities held under collateral
              agreements                                   29,569         29,569
       Variable annuity assets held in
              separate accounts                           399,017        399,017

LIABILITIES:

       Reserves for fixed annuity contracts            $1,290,702     $1,255,463
       Securities held under collateral
              Agreements                                   29,569         29,569
       Variable annuity liabilities related
              to separate accounts                        399,017        399,017


                                                         Carrying           Fair
                                                            Value          Value
                                                       ----------     ----------
                                                            (In thousands)
DECEMBER 31, 2001:

ASSETS:

       Cash and short-term investments                 $   28,982     $   28,982
       Bonds and notes                                  1,128,203      1,128,203
       Mortgage loans                                     172,626        181,276
       Policy loans                                        37,343         37,343
       Common stock                                           544            544
       Variable annuity assets held in
              separate accounts                           514,203        514,203

LIABILITIES:

       Reserves for fixed annuity contracts            $1,024,830     $  979,473
       Variable annuity liabilities related
              to separate accounts                        514,203        514,203

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

6.    REINSURANCE

      The business which was assumed from MBL Life is subject to existing reinsurance ceded agreements. The agreements, which represent predominantly yearly renewable term insurance, allow for maximum retention on any single life of $2,000,000. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 2000 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2002, a total reserve credit of $1,141,000 was taken against the life insurance reserves.

      With respect to the Company's reinsurance, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

7.    COMMITMENTS AND CONTINGENT LIABILITIES

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company. The Company previously reported on a matter, McMurdie et al. v. SunAmerica et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit was settled in September 2002.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

7.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and annual reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and annual reports on Form 10-Q, which are available from the Securities and Exchange Commission.

      In the ordinary course of business, the Company is obligated to purchase approximately $16,000,000 of asset backed securities as of December 31, 2002. The expiration dates of these commitments are as follows: $7,000,000 in 2003, $4,000,000 in 2004 and $5,000,000 in 2006.

      The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2002 and December 31, 2001, 300 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                   Years Ended December 31,
                                             -----------------------------------
                                               2002         2001         2000
                                             ---------    ---------    ---------

                                                       (In thousands)
ADDITIONAL PAID-IN
       CAPITAL:
       Beginning balances                    $ 144,428    $ 144,428    $ 144,428
                                             ---------    ---------    ---------
Ending balances                              $ 144,428    $ 144,428    $ 144,428
                                             =========    =========    =========
RETAINED EARNINGS:
       Beginning balances                    $  44,982    $  49,689    $  42,409
       Net income                                6,758        8,193        7,280
       Dividend paid to Parent                      --      (12,900)          --
                                             ---------    ---------    ---------
Ending balances                              $  51,740    $  44,982    $  49,689
                                             =========    =========    =========

ACCUMULATED OTHER
       COMPREHENSIVE INCOME
       (LOSS):
                Beginning balances           $   1,169    $  (9,489)   $ (28,597)
                Change in net
                       unrealized gains
                       (losses) on bonds
                       and notes available
                       for sale                 29,401       37,497       32,324
                Change in net
                       unrealized gains
                       (losses) on equity
                       securities                 (161)        (300)         (27)
                Change in adjustment
                       to deferred
                       acquisition costs        (9,700)     (20,800)      (2,900)
                Tax effects of net
                       changes                  (6,839)      (5,739)     (10,289)
                                             ---------    ---------    ---------
Ending balances                              $  13,870    $   1,169    $  (9,489)
                                             =========    =========    =========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

8.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                   December 31,   December 31,
                                       2002           2001
                                   ------------   ------------
                                         (In thousands)
Gross unrealized gains               $ 62,953       $ 26,909
Gross unrealized losses               (28,415)       (21,610)
Adjustment to DAC                     (13,200)        (3,500)
Deferred income taxes                  (7,468)          (630)
                                     --------       --------
Accumulated other comprehensive
  income                             $ 13,870       $  1,169
                                     ========       ========


      Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Director of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement or 10% of preceding year's statutory surplus. The Company paid a dividend of $12,900,000 to its Parent on April 2, 2001. Currently, the maximum amount of dividends which can be paid to the Company's stockholder in the year 2003 without prior approval, would be 10% of the Company's December 31, 2002 surplus, or $12,314,000.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the year ended December 31, 2002 was approximately $1,731,000 and the net income for the year ended December 31, 2001 and 2000 was approximately $4,525,000 and $21,597,000, respectively. The Company's statutory capital and surplus totaled approximately $124,009,000 at December 31, 2002, $122,209,000 at December 31, 2001 and $132,289,000 at December 31, 2000.

9.    INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                                 Net
                                               realized
                                              Investment
                                                Gains
                                               (Losses)     Operations      Total
                                              ----------    ----------    ----------
                                                          (In thousands)
Year ended December 31, 2002:

Currently payable                             $  (11,289)   $   (5,182)   $  (16,471)
Deferred                                           7,780        17,723        25,503
                                              ----------    ----------    ----------

       Total income tax (benefit)
              expense                         $   (3,509)   $   12,541      $  9,032
                                              ==========    ==========    ==========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.    INCOME TAXES (Continued)

                                                 Net
                                               realized
                                              Investment
                                                Gains
                                               (Losses)     Operations      Total
                                              ----------    ----------    ----------
                                                          (In thousands)
Year ended December 31, 2001:

Currently payable                                $(2,149)      $ 7,822       $ 5,673
Deferred                                          (5,371)        5,878           507
                                              ----------    ----------    ----------
  Total income tax (benefit)
    expense                                      $(7,520)      $13,700       $ 6,180
                                              ==========    ==========    ==========

Year ended December 31, 2000:

Currently payable                                $(1,751)      $ 6,003      $ 4,252
Deferred                                          (5,960)        6,033           73
                                              ----------    ----------    ----------

       Total income tax (benefit)
              expense                            $(7,711)      $12,036      $ 4,325
                                              ==========    ==========    ==========


      Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in the statement of income and comprehensive income differ as follows:

                                                    Years Ended December 31,
                                                --------------------------------
                                                 2002        2001         2000
                                                -------     -------     --------
                                                        (In thousands)
Amount computed at
   statutory rate                               $ 5,527     $ 5,213     $ 4,062

Increases (decreases) resulting from:
    State income taxes,
      net of federal tax
      benefit                                     2,103         795         541
    Dividends received
      deduction                                    (144)       (509)       (837)
    Other, net                                    1,546         681         559
                                                -------     -------     --------
    Total income tax
      expense                                   $ 9,032     $ 6,180     $ 4,325
                                                =======     =======     ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

9.    INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the (receivable) liability for Deferred Income Taxes are as follows:

                                              Years Ended December 31,
                                             ---------------------------
                                               2002        2001
                                             --------    ----------
DEFERRED TAX LIABILITIES:                         (In thousands)
  Investments                                $  4,899    $       --
  Deferred acquisition costs                   31,106        19,073
  Other liabilities                             4,026         4,838
  Net unrealized gains on debt and
    equity securities available for
    sale                                        7,468           630
                                             --------    ----------
  Total deferred tax liabilities               47,499        24,541
                                             --------    ----------
DEFERRED TAX ASSETS:
  Contractholder reserves                      (9,790)      (12,910)
  Other assets                                 (7,315)      (13,578)
                                             --------    ----------
  Total deferred tax assets                   (17,105)      (26,488)
                                             --------    ----------
  Deferred income taxes                      $ 30,394    $   (1,947)
                                             ========    ==========

      In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

10.   RELATED-PARTY MATTERS

      The Company pays commissions to nine affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co. Inc.; Royal Alliance Associates, Inc.; VALIC Financial Advisors; VALIC Financial Advisors, Inc.; and American General Equity Services Corporation. Commissions paid to these broker-dealers totaled $1,143,000 in the year ended December 31, 2002, $1,332,000 in the year ended December 31, 2001 and $2,058,000 in the year ended December 31, 2000. These affiliated broker-dealers represent a significant portion of the Company's business, amounting to 4.8%, 17.4% and 30.5% of premiums for each of the respective periods.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, SAI and AIG. Amounts paid for such services totaled $8,399,000 for the year ended December 31, 2002, $6,469,000 for the year ended December 31, 2001 and $8,229,000 for the year ended December 31, 2000. The component of such costs which relate

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

10.   RELATED-PARTY MATTERS (Continued)

      to the production or acquisition of new business during these period amounted to $3,305,000, $1,930,000 and $3,581,000, respectively, and is deferred and amortized as part of Deferred Acquisition Costs. The other components of these costs are included in General and Administrative Expenses in the statement of income.

      Beginning in July 2002, the Company began marketing fixed annuities through a new financial institution partner. These annuities are administered by AIG Annuity Insurance Company, an affiliate of the Company. Costs charged to the Company to administer these policies were approximately $1,046,000 in 2002. Additionally, costs charged to the Company for marketing such policies amounted to $1,103,000 and is deferred and amortized as part of Deferred Acquisition Costs. Effective November 2002, the responsibility for administration of the remaining block of fixed annuities was assumed by AIG Annuity Insurance Company, who the Company reimburses for their cost of administration. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

      On December 9, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a registered investment advisor and affiliate of the Company, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement was retroactive to January 1, 2002. Variable annuity fees of $1,777,000 were included in the statement of operations relating to the SAAMCO Agreement for the year ended December 31, 2002. Of this amount, $1,639,000 has been paid to the Company in 2002 and $138,000 remains a receivable from SAAMCO at December 31, 2002.

      The Company paid $7,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2) for the year ended December 31, 2002.

      On April 2, 2001, the Company made a $12,900,000 dividend payment to its Parent (See Note 8).

      During the year ended December 31, 2000, the Company transferred $16,741,000 in cash and short-term investments to AIG SALAC related to an actuarial adjustment on the policy enhancements related to the Acquisition (See Note 3).

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2002

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.



PriceWaterhouseCoopers LLP
Los Angeles, California

February 28, 2003

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                          Government
                                Global                        Growth         Capital          and                         Natural
                                Growth         Growth         Income      Appreciation   Quality Bond      Growth        Resources
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 2) *    (Class 2) *    (Class 2) *     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $          95  $          91  $          94  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0     26,050,264     44,829,134     13,347,034      3,238,456
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                            0              0              0              0              0              0              0
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          95  $          91  $          94  $  26,050,264  $  44,829,134  $  13,347,034  $   3,238,456
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 95             91             94     26,045,032     44,770,736     13,335,897      3,238,456

     Contracts in payout
        (annuitization)
        period                           0              0              0          5,232         58,398         11,137              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          95  $          91  $          94  $  26,050,264  $  44,829,134  $  13,347,034  $   3,238,456
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                           9              8              9      1,009,913      2,716,283        639,847        211,766
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       10.95  $       10.88  $       10.88  $       25.79  $       16.50  $       20.86  $       15.29
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                             Government
                                Capital          and                         Natural        Growth       Aggressive      Alliance
                             Appreciation   Quality Bond      Growth        Resources      & Income        Growth         Growth
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *   (Class VC) *     (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                     93            102             95            104              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0             95              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                            0              0              0              0              0      8,129,261     39,103,613
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          93  $         102  $          95  $         104  $          95  $   8,129,261  $  39,103,613
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 93            102             95            104             95      8,120,032     38,941,033

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0          9,229        162,580
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          93  $         102  $          95  $         104  $          95  $   8,129,261  $  39,103,613
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                           4              6              5              7             12        803,064      1,771,359
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       25.79  $       16.47  $       20.85  $       15.27  $        8.18  $       10.12  $       22.08
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                             Davis
                                 Asset        Blue Chip        Cash         Corporate       Venture       "Dogs" of      Emerging
                              Allocation       Growth       Management        Bond           Value       Wall Street      Markets
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                   12,122,947        919,545     27,666,979     11,381,271     47,039,545      2,863,752      3,351,330
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $  12,122,947  $     919,545  $  27,666,979  $  11,381,271  $  47,039,545  $   2,863,752  $   3,351,330
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units         12,094,593        919,545     27,631,356     11,354,685     46,949,940      2,863,752      3,350,972

     Contracts in payout
        (annuitization)
        period                      28,354              0         35,623         26,586         89,605              0            358
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $  12,122,947  $     919,545  $  27,666,979  $  11,381,271  $  47,039,545  $   2,863,752  $   3,351,330
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                     715,214        197,222      2,120,213        769,655      2,185,704        321,081        560,976
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       16.95  $        4.66  $       13.04  $       14.79  $       21.52  $        8.92  $        5.98
                             =============  =============  =============  =============  =============  =============  =============


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                             Goldman
                               Federated       Global         Global          Sachs         Growth-         Growth      High-Yield
                                 Value          Bond         Equities       Research        Income      Opportunities      Bond
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                    8,924,710      4,348,421      5,982,669        486,500     32,639,759        501,574      9,657,821
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $   8,924,710  $   4,348,421  $   5,982,669  $     486,500  $  32,639,759  $     501,574  $   9,657,821
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units          8,909,548      4,303,016      5,977,936        486,500     32,519,673        501,574      9,655,950

     Contracts in payout
        (annuitization)
        period                      15,162         45,405          4,733              0        120,086              0          1,871
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $   8,924,710  $   4,348,421  $   5,982,669  $     486,500  $  32,639,759  $     501,574  $   9,657,821
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                     689,455        265,801        475,243         95,735      1,565,450        145,691        832,552
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       12.94  $       16.36  $       12.59  $        5.08  $       20.85  $        3.44  $       11.61
                             =============  =============  =============  =============  =============  =============  =============


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                             International  International       MFS            MFS
                              Diversified     Growth &       Growth &        Mid-Cap          MFS          Putnam          Real
                               Equities        Income         Income         Growth      Total Return      Growth         Estate
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                    5,691,038      5,867,467      8,484,530      4,653,371     17,966,421      9,779,310      3,608,508
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $   5,691,038  $   5,867,467  $   8,484,530  $   4,653,371  $  17,966,421  $   9,779,310  $   3,608,508
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units          5,677,068      5,866,020      8,467,358      4,653,371     17,960,795      9,779,310      3,607,565

     Contracts in payout
        (annuitization)
        period                      13,970          1,447         17,172              0          5,626              0            943
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $   5,691,038  $   5,867,467  $   8,484,530  $   4,653,371  $  17,966,421  $   9,779,310  $   3,608,508
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                     792,414        701,797        567,941        666,404        903,191        707,074        304,254
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        7.17  $        8.37  $       14.94  $        6.98  $       19.89  $       13.83  $       11.86
                             =============  =============  =============  =============  =============  =============  =============


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                              SunAmerica                      Telecom       Worldwide     Aggressive      Alliance         Asset
                               Balanced      Technology       Utility      High Income      Growth         Growth       Allocation
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                               (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                   12,707,426        343,634      2,539,689      4,333,598             95             93             99
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $  12,707,426  $     343,634  $   2,539,689  $   4,333,598  $          95  $          93  $          99
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units         12,690,416        343,634      2,539,689      4,332,720             95             93             99

     Contracts in payout
        (annuitization)
        period                      17,010              0              0            878              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $  12,707,426  $     343,634  $   2,539,689  $   4,333,598  $          95  $          93  $          99
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                   1,013,190        199,441        294,108        308,909              9              4              6
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       12.55  $        1.72  $        8.64  $       14.03  $       10.08  $       21.94  $       16.89
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                               Blue Chip        Cash         Corporate        Davis        "Dogs" of      Emerging       Federated
                                Growth       Management        Bond       Venture Value   Wall Street      Markets         Value
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust,
         at fair value                   0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                           93            167            103             97             98             96             97
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          93  $         167  $         103  $          97  $          98  $          96  $          97
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 93            167            103             97             98             96             97

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          93  $         167  $         103  $          97  $          98  $          96  $          97
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                          20             13              7              5             11             16              8
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        4.66  $       13.02  $       14.70  $       21.46  $        8.90  $        5.96  $       12.91
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                             Goldman
                                Foreign        Global         Global          Sachs         Growth-        Growth       High-Yield
                                 Value          Bond         Equities       Research        Income      Opportunities      Bond
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust,
         at fair value                   0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                           95            102             96             94             96             91            101
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          95  $         102  $          96  $          94  $          96  $          91  $         101
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 95            102             96             94             96             91            101

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          95  $         102  $          96  $          94  $          96  $          91  $         101
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                          10              6              8             19              5             26              9
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        9.41  $       16.32  $       12.55  $        5.06  $       20.79  $        3.44  $       11.59
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                             International  International
                              Diversified      Growth         Marsico      MFS Growth     MFS Mid-Cap     MFS Total       Putnam
                               Equities       & Income         Growth       & Income        Growth         Return         Growth
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust,
         at fair value                   0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                           99             98             95             95             94             98             94
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0              0

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $          99  $          98  $          95  $          95  $          94  $          98  $          94
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                 99             98             95             95             94             98             94

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $          99  $          98  $          95  $          95  $          94  $          98  $          94
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                          14             12             13              6             14              5              7
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $        7.17  $        8.33  $        7.43  $       14.93  $        6.96  $       19.85  $       13.78
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                 Real        Small & Mid    SunAmerica                      Telecom       Worldwide
                                Estate        Cap Value      Balanced      Technology       Utility      High Income     Comstock
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *    (Class 3) *   (Class II) *
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------
Assets:
     Investments in
         American Funds
         Insurance Series,
         at fair value       $           0  $           0  $           0  $           0  $           0  $           0  $           0
     Investments in Anchor
         Series Trust, at
         fair value                      0              0              0              0              0              0              0
     Investments in Lord
        Abbett Series Fund,
        Inc., at fair value              0              0              0              0              0              0              0
     Investments in
        SunAmerica Series
        Trust, at fair
        value                          101             97             97             84            102            101              0
     Investments in Van
        Kampen Life
        Investment Trust,
        at fair value                    0              0              0              0              0              0             96

Liabilities                              0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

Net Assets                   $         101  $          97  $          97  $          84  $         102  $         101  $          96
                             =============  =============  =============  =============  =============  =============  =============

     Accumulation units                101             97             97             84            102            101             96

     Contracts in payout
        (annuitization)
        period                           0              0              0              0              0              0              0
                             -------------  -------------  -------------  -------------  -------------  -------------  -------------

          Total net assets   $         101  $          97  $          97  $          84  $         102  $         101  $          96
                             =============  =============  =============  =============  =============  =============  =============

Accumulation units
   outstanding                           9             10              8             49             12              7             12
                             =============  =============  =============  =============  =============  =============  =============

Unit value of accumulation
   units                     $       11.84  $       10.12  $       12.51  $        1.72  $        8.62  $       13.99  $        8.15
                             =============  =============  =============  =============  =============  =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                         Emerging       Growth &
                                                          Growth         Income
                                                         Portfolio      Portfolio
                                                       (Class II) *   (Class II) *
                                                       -------------  -------------
Assets:
     Investments in American Funds Insurance Series,
         at fair value                                 $           0  $           0
     Investments in Anchor Series Trust,
         at fair value                                             0              0
     Investments in Lord Abbett Series Fund, Inc.,
        at fair value                                              0              0
     Investments in SunAmerica Series Trust,
        at fair value                                              0              0
     Investments in Van Kampen Life Investment Trust,
        at fair value                                             93             98

Liabilities                                                        0              0
                                                       -------------  -------------

Net Assets                                             $          93  $          98
                                                       =============  =============

     Accumulation units                                           93             98

     Contracts in payout (annuitization) period                    0              0
                                                       -------------  -------------

          Total net assets                             $          93  $          98
                                                       =============  =============

Accumulation units outstanding                                    13             11
                                                       =============  =============

Unit value of accumulation units                       $        7.00  $        8.79
                                                       =============  =============


* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.


                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002

                                                                                  Market Value       Market
Variable Accounts                                                   Shares         Per Share          Value                Cost
AMERICAN FUNDS INSURANCE SERIES:
     Global Growth Portfolio (Class 2) *                                   8         $11.32         $        95         $       100
     Growth Portfolio (Class 2) *                                          3          33.29                  91                 100
     Growth Income Portfolio (Class 2) *                                   4          25.52                  94                 101
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                                1,137,440          22.90          26,050,264          39,240,768
     Government and Quality Bond Portfolio                         2,874,151          15.60          44,829,134          43,395,775
     Growth Portfolio                                                689,913          19.35          13,347,034          20,101,873
     Natural Resources Portfolio                                     180,178          17.97           3,238,456           3,230,763
     Capital Appreciation Portfolio (Class 3) *                            4          22.85                  93                 100
     Government and Quality Bond Portfolio (Class 3) *                     7          15.59                 102                 100
     Growth Portfolio (Class 3) *                                          5          19.34                  95                 101
     Natural Resources Portfolio (Class 3) *                               6          17.96                 104                 100
LORD ABBETT SERIES FUND, INC.:
     Growth & Income Portfolio (Class VC) *                                5          18.83                  95                 101
SUNAMERICA SERIES TRUST:
     Aggressive Growth Porfolio (Class 1)                          1,196,849           6.79           8,129,261          17,210,241
     Alliance Growth Portfolio (Class 1)                           2,798,009          13.98          39,103,613          74,821,264
     Asset Allocation Portfolio (Class 1)                          1,049,709          11.55          12,122,947          15,059,941
     Blue Chip Growth Portfolio (Class 1)                            189,662           4.85             919,545           1,142,384
     Cash Management Portfolio (Class 1)                           2,554,934          10.83          27,666,979          28,079,969
     Corporate Bond Portfolio (Class 1)                            1,017,398          11.19          11,381,271          11,359,508
     DavisVenture Value Portfolio (Class 1)                        2,675,374          17.58          47,039,545          56,615,786
     "Dogs" of Wall Street Portfolio (Class 1)                       334,470           8.56           2,863,752           2,997,157
     Emerging Markets Portfolio (Class 1)                            547,355           6.12           3,351,330           4,573,143
     Federated Value Portfolio (Class 1)                             743,669          12.00           8,924,710          10,636,839
     Global Bond Portfolio (Class 1)                                 398,778          10.90           4,348,421           4,397,251
     Global Equities Portfolio (Class 1)                             729,888           8.20           5,982,669          11,224,972
     Goldman Sachs Research Portfolio (Class 1)                       92,612           5.25             486,500             603,396
     Growth-Income Portfolio (Class 1)                             1,883,250          17.33          32,639,759          46,233,761
     Growth Opportunities Portfolio (Class 1)                        141,228           3.55             501,574             757,473
     High-Yield Bond Portfolio (Class 1)                           1,748,058           5.52           9,657,821          11,821,617
     International Diversified Equities Portfolio (Class 1)        1,043,729           5.45           5,691,038          10,634,576
     International Growth & Income Portfolio (Class 1)               790,815           7.42           5,867,467           8,089,424
     MFS Growth & Income Portfolio (Class 1)                         986,747           8.60           8,484,530          12,419,547
     MFS Mid-Cap Growth Portfolio (Class 1)                          803,567           5.79           4,653,371          10,570,098
     MFS Total Return Portfolio (Class 1)                          1,262,499          14.23          17,966,421          18,830,420
     Putnam Growth Portfolio (Class 1)                               867,289          11.28           9,779,310          18,140,615
     Real Estate Portfolio (Class 1)                                 322,310          11.20           3,608,508           3,486,661
     SunAmerica Balanced Portfolio (Class 1)                       1,074,247          11.83          12,707,426          17,132,667
     Technology Portfolio (Class 1)                                  192,215           1.79             343,634             513,339
     Telecom Utility Portfolio (Class 1)                             359,591           7.06           2,539,689           4,330,614
     Worldwide High Income Portfolio (Class 1)                       670,955           6.46           4,333,598           5,327,134
     Aggressive Growth Portfolio (Class 3) *                              14           6.79                  95                 100
     Alliance Growth Portfolio (Class 3) *                                 7          13.96                  93                 101
     Asset Allocation Portfolio (Class 3) *                                9          11.54                  99                 100
     Blue Chip Growth Portfolio (Class 3) *                               19           4.85                  93                 101
     Cash Management Portfolio (Class 3) *                                15          10.81                 167                 167
     Corporate Bond Portfolio (Class 3) *                                  9          11.17                 103                 101
     Davis Venture Value Portfolio (Class 3) *                             6          17.56                  97                 100
     "Dogs" of Wall Street Portfolio (Class 3) *                          11           8.55                  98                 101
     Emerging Markets Portfolio (Class 3) *                               16           6.12                  96                 100
     Federated Value Portfolio (Class 3) *                                 8          11.99                  97                 100
     Foreign Value Portfolio (Class 3) *                                  10           9.43                  95                 101
     Global Bond Portfolio (Class 3) *                                     9          10.89                 102                 100
     Global Equities Portfolio (Class 3) *                                12           8.17                  96                 101
     Goldman Sachs Research Portfolio (Class 3) *                         18           5.24                  94                 100
     Growth-Income Portfolio (Class 3) *                                   6          17.32                  96                 100
     Growth Opportunities Portfolio (Class 3) *                           26           3.54                  91                 100
     High-Yield Bond Portfolio (Class 3) *                                18           5.52                 101                 100
     International Diversified Equities Portfolio (Class 3) *             18           5.43                  99                 100
     International Growth & Income Portfolio (Class 3) *                  13           7.44                  98                 101
     Marsico Growth Portfolio (Class 3) *                                 12           7.64                  95                 100
     MFS Growth & Income Portfolio (Class 3) *                            11           8.60                  95                 100
     MFS Mid-Cap Growth Portfolio (Class 3) *                             16           5.78                  94                 100
     MFS Total Return Portfolio (Class 3) *                                7          14.22                  98                 100
     Putnam Growth Portfolio (Class 3) *                                   8          11.26                  94                 100
     Real Estate Portfolio (Class 3) *                                     9          11.18                 101                 100
     Small & Mid Cap Value Portfolio (Class 3) *                          10          10.18                  97                 100
     SunAmerica Balanced Portfolio (Class 3) *                             8          11.81                  97                 101
     Technology Portfolio (Class 3) *                                     47           1.79                  84                 100
     Telecom Utility Portfolio (Class 3) *                                14           7.06                 102                 100
     Worldwide High Income Portfolio (Class 3) *                          16           6.44                 101                 100
VAN KAMPEN LIFE INVESTMENT TRUST:
     Comstock Portfolio (Class II) *                                      11           9.07                  96                 100
     Emerging Growth Portfolio (Class II) *                                5          19.05                  93                 101
     Growth and Income Portfolio (Class II) *                              7          13.45                  98                 100

                 See accompanying notes to financial statements.

* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002


                                              Global                       Growth        Capital
                                              Growth         Growth        Income      Appreciation
                                             Portfolio      Portfolio     Portfolio      Portfolio
                                           (Class 2)(1)   (Class 2)(1)   (Class 2)(1)    (Class 1)
                                           --------------------------------------------------------
Investment income:
     Dividends                              $  0          $   0          $  0          $          0
                                           --------------------------------------------------------
         Total investment income               0              0             0                     0
                                           --------------------------------------------------------
Expenses:
     Mortality and expense risk charge         0              0             0              (421,887)
     Distribution expense charge               0              0             0               (46,193)
                                           --------------------------------------------------------
         Total expenses                        0              0             0              (468,080)
                                           --------------------------------------------------------
Net investment income (loss)                   0              0             0              (468,080)
                                           --------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                11            110            11             6,871,962
     Cost of shares sold                     (11)          (113)          (12)          (10,090,335)
                                           --------------------------------------------------------
Net realized gains (losses) from
        securities transactions                0             (3)           (1)           (3,218,373)
Realized gain distributions                    0              0             0                     0
                                           --------------------------------------------------------
Net realized gains (losses)                    0             (3)           (1)           (3,218,373)
                                           --------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                       0              0             0            (7,795,584)
     End of period                            (5)            (9)           (7)          (13,190,504)
                                           --------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments             (5)            (9)           (7)           (5,394,920)
                                           --------------------------------------------------------
Increase (decrease) in net assets
        from operations                     $ (5)         $ (12)         $ (8)         $ (9,081,373)
                                           ========================================================

                                            Government
                                              and                                    Natural
                                           Quality Bond          Growth             Resources
                                            Portfolio           Portfolio           Portfolio
                                            (Class 1)           (Class 1)           (Class 1)
                                           --------------------------------------------------
Investment income:
     Dividends                           $  1,583,789         $    54,125         $    28,473
                                           --------------------------------------------------
         Total investment income            1,583,789              54,125              28,473
                                           --------------------------------------------------
Expenses:
     Mortality and expense risk charge       (463,638)           (209,332)            (42,104)
     Distribution expense charge              (50,763)            (22,919)             (4,610)
                                           --------------------------------------------------
         Total expenses                      (514,401)           (232,251)            (46,714)
                                           --------------------------------------------------
Net investment income (loss)                1,069,388            (178,126)            (18,241)
                                           --------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold             21,386,303           3,138,496           1,016,927
     Cost of shares sold                  (21,085,741)         (4,552,375)         (1,030,824)
                                           --------------------------------------------------
Net realized gains (losses) from
        securities transactions               300,562          (1,413,879)            (13,897)
Realized gain distributions                         0                   0             168,899
                                           --------------------------------------------------
Net realized gains (losses)                   300,562          (1,413,879)            155,002
                                           --------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                      247,302          (4,082,140)             69,154
     End of period                          1,433,359          (6,754,839)              7,693
                                           --------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments           1,186,057          (2,672,699)            (61,461)
                                           --------------------------------------------------
Increase (decrease) in net assets
        from operations                  $  2,556,007         $(4,264,704)        $    75,300
                                           ==================================================

                See accompanying notes to financial statements.

      (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                               Government
                                                                  Capital          and                            Natural
                                                               Appreciation    Quality Bond      Growth          Resources
                                                                Portfolio        Portfolio      Portfolio        Portfolio
                                                              (Class 3)(1)     (Class 3)(1)    (Class 3)(1)     (Class 3)(1)
                                                              --------------------------------------------------------------
Investment income:
     Dividends                                                $     0          $     0          $     0          $     0
                                                              --------------------------------------------------------------
         Total investment income                                    0                0                0                0
                                                              --------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                              0                0                0                0
     Distribution expense charge                                    0                0                0                0
                                                              --------------------------------------------------------------
         Total expenses                                             0                0                0                0
                                                              --------------------------------------------------------------
Net investment income (loss)                                        0                0                0                0
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     11               10               11               10
     Cost of shares sold                                          (11)             (10)             (12)             (10)
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions            0                0               (1)               0
Realized gain distributions                                         0                0                0                0
                                                              --------------------------------------------------------------
Net realized gains (losses)                                         0                0               (1)               0
                                                              --------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            0                0                0                0
     End of period                                                 (7)               2               (6)               4
                                                              --------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                  (7)               2               (6)               4
                                                              --------------------------------------------------------------
Increase (decrease) in net assets from operations             $    (7)         $     2          $    (7)         $     4
                                                              ==============================================================

                                                                Growth         Aggressive       Alliance
                                                               & Income         Growth          Growth
                                                               Portfolio       Portfolio       Portfolio
                                                             (Class VC)(1)     (Class 1)       (Class 1)
                                                              -------------------------------------------
Investment income:
     Dividends                                               $     0        $     29,142     $    131,581
                                                              -------------------------------------------
         Total investment income                                   0              29,142          131,581
                                                              -------------------------------------------
Expenses:
     Mortality and expense risk charge                             0            (139,683)        (717,749)
     Distribution expense charge                                   0             (15,293)         (78,586)
                                                              -------------------------------------------
         Total expenses                                            0            (154,976)        (796,335)
                                                              -------------------------------------------
Net investment income (loss)                                       0            (125,834)        (664,754)
                                                              -------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    11           2,821,838       12,690,222
     Cost of shares sold                                         (11)         (5,378,894)     (21,697,758)
                                                              -------------------------------------------
Net realized gains (losses) from securities transactions           0          (2,557,056)      (9,007,536)
Realized gain distributions                                        0                   0                0
                                                              -------------------------------------------
Net realized gains (losses)                                        0          (2,557,056)      (9,007,536)
                                                              -------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           0          (8,593,917)     (23,959,587)
     End of period                                                (6)         (9,080,980)     (35,717,651)
                                                              -------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                 (6)           (487,063)     (11,758,064)
                                                              -------------------------------------------
Increase (decrease) in net assets from operations            $    (6)       $ (3,169,953)    $(21,430,354)
                                                              ===========================================

                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                                 Davis
                                              Asset    Blue Chip     Cash         Corporate     Venture      "Dogs" of    Emerging
                                         Allocation     Growth     Management       Bond         Value      Wall Street    Markets
                                          Portfolio    Portfolio   Portfolio      Portfolio     Portfolio    Portfolio    Portfolio
                                           (Class 1)    (Class 1)  (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                        -------------------------------------------------------------------------------------------
Investment income:
     Dividends                            $ 490,653      $ 2,704   $ 1,531,654    $ 766,341     $ 326,315     $ 38,627      $ 9,935
                                        -------------------------------------------------------------------------------------------
         Total investment income            490,653        2,704     1,531,654      766,341       326,315       38,627        9,935
                                        -------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge     (198,198)     (11,305)     (442,266)    (152,173)     (776,678)     (30,116)     (64,596)
     Distribution expense charge            (21,700)      (1,237)      (48,424)     (16,661)      (85,038)      (3,297)      (7,073)
                                        -------------------------------------------------------------------------------------------
         Total expenses                    (219,898)     (12,542)     (490,690)    (168,834)     (861,716)     (33,413)     (71,669)
                                        -------------------------------------------------------------------------------------------
Net investment income (loss)                270,755       (9,838)    1,040,964      597,507      (535,401)       5,214      (61,734)
                                        -------------------------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold            4,202,009      591,091   414,066,898    4,149,656    12,098,750    2,257,530   50,874,556
     Cost of shares sold                 (5,097,945)    (699,292) (415,163,943)  (4,284,116)  (14,214,492)  (2,318,565) (50,811,385)
                                        -------------------------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions            (895,936)    (108,201)   (1,097,045)    (134,460)   (2,115,742)     (61,035)      63,171
Realized gain distributions                       0            0             0            0             0            0            0
                                        -------------------------------------------------------------------------------------------
Net realized gains (losses)                (895,936)    (108,201)   (1,097,045)    (134,460)   (2,115,742)     (61,035)      63,171
                                        -------------------------------------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                 (2,043,874)     (14,239)     (418,823)    (102,316)     (105,377)      75,367   (1,218,562)
     End of period                       (2,936,994)    (222,839)     (412,990)      21,763    (9,576,241)    (133,405)  (1,221,813)
                                        -------------------------------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments          (893,120)    (208,600)        5,833      124,079    (9,470,864)    (208,772)      (3,251)
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets
        from operations                 $(1,518,301)  $ (326,639)    $ (50,248)   $ 587,126  $(12,122,007)   $(264,593)    $ (1,814)
                                        ===========================================================================================

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                                        Goldman
                                             Federated            Global              Global              Sachs
                                               Value               Bond              Equities            Research
                                             Portfolio           Portfolio           Portfolio          Portfolio
                                              (Class 1)          (Class 1)           (Class 1)          (Class 1)
                                            ---------------------------------------------------------------------
Investment income:
     Dividends                              $    121,907       $     75,621       $          0       $          0
                                            ---------------------------------------------------------------------
         Total investment income                 121,907             75,621                  0                  0
                                            ---------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge          (165,300)           (62,507)          (116,787)            (6,461)
     Distribution expense charge                 (18,098)            (6,843)           (12,787)              (707)
                                            ---------------------------------------------------------------------
         Total expenses                         (183,398)           (69,350)          (129,574)            (7,168)
                                            ---------------------------------------------------------------------
Net investment income (loss)                     (61,491)             6,271           (129,574)            (7,168)
                                            ---------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                 6,764,624          1,243,879         16,191,472            490,922
     Cost of shares sold                      (7,976,699)        (1,286,907)       (18,895,589)          (598,383)
                                            ---------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions               (1,212,075)           (43,028)        (2,704,117)          (107,461)
Realized gain distributions                            0             60,604                  0                  0
                                            ---------------------------------------------------------------------
Net realized gains (losses)                   (1,212,075)            17,576         (2,704,117)          (107,461)
                                            ---------------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                         195,233           (215,667)        (5,091,865)           (37,243)
     End of period                            (1,712,129)           (48,830)        (5,242,303)          (116,896)
                                            ---------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments             (1,907,362)           166,837           (150,438)           (79,653)
                                            ---------------------------------------------------------------------
Increase (decrease) in net
        assets from operations              $ (3,180,928)        $  190,684       $ (2,984,129)        $ (194,282)
                                            =====================================================================


                                            Growth-                  Growth                High-Yield
                                            Income                Opportunities              Bond
                                           Portfolio                Portfolio              Portfolio
                                           (Class 1)                (Class 1)              (Class 1)
                                         ------------------------------------------------------------
Investment income:
     Dividends                           $    332,678             $       0             $  1,230,391
                                         ------------------------------------------------------------
         Total investment income              332,678                     0                1,230,391
                                         ------------------------------------------------------------
Expenses:
     Mortality and expense risk charge       (567,886)               (7,935)                (131,293)
     Distribution expense charge              (62,177)                 (869)                 (14,376)
                                         ------------------------------------------------------------
         Total expenses                      (630,063)               (8,804)                (145,669)
                                         ------------------------------------------------------------
Net investment income (loss)                 (297,385)               (8,804)               1,084,722
                                         ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold             14,267,444               476,692                9,626,811
     Cost of shares sold                  (17,427,140)             (573,111)             (10,999,421)
                                         ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions            (3,159,696)              (96,419)              (1,372,610)
Realized gain distributions                         0                     0                        0
                                         ------------------------------------------------------------
Net realized gains (losses)                (3,159,696)              (96,419)              (1,372,610)
                                         ------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                   (6,210,521)              (30,795)              (1,801,633)
     End of period                        (13,594,002)             (255,899)              (2,163,796)
                                         ------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments          (7,383,481)             (225,104)                (362,163)
                                         ------------------------------------------------------------
Increase (decrease) in net
        assets from operations           $(10,840,562)            $(330,327)            $   (650,051)
                                         ============================================================

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                International                          MFS            MFS
                                                                 Diversified        International    Growth &        Mid-Cap
                                                                  Equities       Growth & Income     Income         Growth
                                                                 Portfolio          Portfolio       Portfolio      Portfolio
                                                                  (Class 1)          (Class 1)      (Class 1)      (Class 1)
                                                              --------------------------------------------------------------
Investment income:
     Dividends                                                         $ 0           $ 39,000       $ 73,863            $ 0
                                                              --------------------------------------------------------------
         Total investment income                                         0             39,000         73,863              0
                                                              --------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                            (126,558)          (143,965)      (129,715)       (79,012)
     Distribution expense charge                                   (13,856)           (15,762)       (14,202)        (8,651)
                                                              --------------------------------------------------------------
         Total expenses                                           (140,414)          (159,727)      (143,917)       (87,663)
                                                              --------------------------------------------------------------
Net investment income (loss)                                      (140,414)          (120,727)       (70,054)       (87,663)
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                 125,066,455        193,911,386      2,061,996      1,446,460
     Cost of shares sold                                      (125,458,521)      (193,559,326)    (2,896,159)    (2,975,254)
                                                              --------------------------------------------------------------
Net realized gains (losses) from securities transactions          (392,066)           352,060       (834,163)    (1,528,794)
Realized gain distributions                                              0                  0              0              0
                                                              --------------------------------------------------------------
Net realized gains (losses)                                       (392,066)           352,060       (834,163)    (1,528,794)
                                                              --------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                        (4,063,572)        (2,151,133)    (2,355,928)    (3,383,832)
     End of period                                              (4,943,538)        (2,221,957)    (3,935,017)    (5,916,727)
                                                              --------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                 (879,966)           (70,824)    (1,579,089)    (2,532,895)
                                                              --------------------------------------------------------------
Increase (decrease) in net assets from operations              $(1,412,446)         $ 160,509   $ (2,483,306)  $ (4,149,352)
                                                              ==============================================================


                                                                      MFS
                                                                    Total         Putnam             Real
                                                                     Return       Growth           Estate
                                                                Portfolio      Portfolio        Portfolio
                                                                 (Class 1)      (Class 1)        (Class 1)
                                                              --------------------------------------------
Investment income:
     Dividends                                                 $ 344,185       $ 21,339        $ 101,766
                                                              --------------------------------------------
         Total investment income                                 344,185         21,339          101,766
                                                              --------------------------------------------
Expenses:
     Mortality and expense risk charge                          (244,157)      (177,968)         (50,955)
     Distribution expense charge                                 (26,733)       (19,485)          (5,579)
                                                              --------------------------------------------
         Total expenses                                         (270,890)      (197,453)         (56,534)
                                                              --------------------------------------------
Net investment income (loss)                                      73,295       (176,114)          45,232
                                                              --------------------------------------------
Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                 7,142,921      3,644,071        2,122,482
     Cost of shares sold                                      (7,235,131)    (5,992,182)      (2,053,126)
                                                              --------------------------------------------
Net realized gains (losses) from securities transactions         (92,210)    (2,348,111)          69,356
Realized gain distributions                                      216,496              0                0
                                                              --------------------------------------------
Net realized gains (losses)                                      124,286     (2,348,111)          69,356
                                                              --------------------------------------------
Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         585,678     (6,519,847)         125,153
     End of period                                              (863,999)    (8,361,305)         121,847
                                                              --------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                             (1,449,677)    (1,841,458)          (3,306)
                                                              --------------------------------------------
Increase (decrease) in net assets from operations           $ (1,252,096)  $ (4,365,683)       $ 111,282
                                                              ============================================

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                          SunAmerica                                   Telecom            Worldwide
                                            Balanced           Technology               Utility          High Income
                                           Portfolio           Portfolio             Portfolio            Portfolio
                                            (Class 1)           (Class 1)             (Class 1)            (Class 1)
                                         ---------------------------------------------------------------------------
Investment income:
     Dividends                             $ 377,555                 $ 0             $ 291,673            $ 524,060
                                         ---------------------------------------------------------------------------
         Total investment income             377,555                   0               291,673              524,060
                                         ---------------------------------------------------------------------------
Expenses:
     Mortality and expense risk charge      (208,799)             (4,486)              (45,861)             (59,735)
     Distribution expense charge             (22,861)               (491)               (5,021)              (6,540)
                                         ---------------------------------------------------------------------------
         Total expenses                     (231,660)             (4,977)              (50,882)             (66,275)
                                         ---------------------------------------------------------------------------
Net investment income (loss)                 145,895              (4,977)              240,791              457,785
                                         ---------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold             3,780,636             157,598             1,428,818            3,743,695
     Cost of shares sold                  (4,726,621)           (233,275)           (2,153,296)          (4,334,923)
                                         ---------------------------------------------------------------------------
Net realized gains (losses) from
        securities transactions             (945,985)            (75,677)             (724,478)            (591,228)
Realized gain distributions                        0                   0                     0                    0
                                         ---------------------------------------------------------------------------
Net realized gains (losses)                 (945,985)            (75,677)             (724,478)            (591,228)
                                         ---------------------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                  (2,382,726)            (12,959)           (1,222,077)          (1,076,441)
     End of period                        (4,425,241)           (169,705)           (1,790,925)            (993,536)
                                         ---------------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments         (2,042,515)           (156,746)             (568,848)              82,905
                                         ---------------------------------------------------------------------------
Increase (decrease) in net
        assets from operations           $(2,842,605)         $ (237,400)  $        (1,052,535)           $ (50,538)
                                         ===========================================================================

                                                 Aggressive          Alliance                Asset
                                                   Growth             Growth               Allocation
                                                 Portfolio           Portfolio              Portfolio
                                                (Class 3)(1)       (Class 3)(1)           (Class 3)(1)
                                                ------------------------------------------------------
Investment income:
     Dividends                                     $ 0                  $ 0                   $ 0
                                                ------------------------------------------------------
         Total investment income                     0                    0                     0
                                                ------------------------------------------------------
Expenses:
     Mortality and expense risk charge               0                    0                     0
     Distribution expense charge                     0                    0                     0
                                                ------------------------------------------------------
         Total expenses                              0                    0                     0
                                                ------------------------------------------------------
Net investment income (loss)                         0                    0                     0
                                                ------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                      12                   11                    11
     Cost of shares sold                           (13)                 (11)                  (11)
                                                ------------------------------------------------------
Net realized gains (losses) from
        securities transactions                     (1)                   0                     0
Realized gain distributions                          0                    0                     0
                                                ------------------------------------------------------
Net realized gains (losses)                         (1)                   0                     0
                                                ------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                             0                    0                     0
     End of period                                  (5)                  (8)                   (1)
                                                ------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                   (5)                  (8)                   (1)
                                                ------------------------------------------------------
Increase (decrease) in net
        assets from operations                    $ (6)                $ (8)                 $ (1)
                                                ======================================================

                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)


                                                    Blue Chip         Cash         Corporate        Davis
                                                     Growth         Management        Bond       Venture Value
                                                    Portfolio       Portfolio       Portfolio     Portfolio
                                                   (Class 3)(1)    (Class 3)(1)    (Class 3)(1)  (Class 3)(1)
                                                   -----------------------------------------------------------
Investment income:
     Dividends                                          $ 0              $ 0            $ 0            $ 0
                                                   -----------------------------------------------------------
         Total investment income                          0                0              0              0
                                                   -----------------------------------------------------------
Expenses:
     Mortality and expense risk charge                    0                0              0              0
     Distribution expense charge                          0                0              0              0
                                                   -----------------------------------------------------------
         Total expenses                                   0                0              0              0
                                                   -----------------------------------------------------------
Net investment income (loss)                              0                0              0              0
                                                   -----------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                           11              117             10             11
     Cost of shares sold                                (12)            (117)           (10)           (11)
                                                   -----------------------------------------------------------
Net realized gains (losses) from
        securities transactions                          (1)               0              0              0
Realized gain distributions                               0                0              0              0
                                                   -----------------------------------------------------------
Net realized gains (losses)                              (1)               0              0              0
                                                   -----------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                                  0                0              0              0
     End of period                                       (8)               0              2             (3)
                                                   -----------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                        (8)               0              2             (3)
                                                   -----------------------------------------------------------
Increase (decrease) in net assets from operations      $ (9)             $ 0            $ 2           $ (3)
                                                   ===========================================================


                                                     "Dogs" of        Emerging        Federated
                                                     Wall Street         Markets        Value
                                                      Portfolio       Portfolio       Portfolio
                                                    (Class 3)(1)   (Class 3) (1)     (Class 3)(1)
                                                    ---------------------------------------------
Investment income:
     Dividends                                         $ 0             $ 0              $ 0
                                                    ---------------------------------------------
         Total investment income                         0               0                0
                                                    ---------------------------------------------
Expenses:
     Mortality and expense risk charge                   0               0                0
     Distribution expense charge                         0               0                0
                                                    ---------------------------------------------
         Total expenses                                  0               0                0
                                                    ---------------------------------------------
Net investment income (loss)                             0               0                0
                                                    ---------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                          11              10               11
     Cost of shares sold                               (11)            (10)             (11)
                                                    ---------------------------------------------
Net realized gains (losses) from
        securities transactions                          0               0                0
Realized gain distributions                              0               0                0
                                                    ---------------------------------------------
Net realized gains (losses)                              0               0                0
                                                    ---------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                                 0               0                0
     End of period                                      (3)             (4)              (3)
                                                    ---------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                       (3)             (4)              (3)
                                                    ---------------------------------------------
Increase (decrease) in net assets from operations     $ (3)           $ (4)            $ (3)
                                                    =============================================


                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                           Goldman
                                            Foreign          Global            Global       Sachs
                                             Value            Bond            Equities     Research
                                           Portfolio        Portfolio        Portfolio     Portfolio
                                          (Class 3)(1)    (Class 3)(1)      (Class 3)(1)  (Class 3)(1)
                                          ------------------------------------------------------------
Investment income:
     Dividends                                 $ 0              $ 0            $ 0            $ 0
                                          ------------------------------------------------------------
         Total investment income                 0                0              0              0
                                          ------------------------------------------------------------
Expenses:
     Mortality and expense risk charge           0                0              0              0
     Distribution expense charge                 0                0              0              0
                                          ------------------------------------------------------------
         Total expenses                          0                0              0              0
                                          ------------------------------------------------------------
Net investment income (loss)                     0                0              0              0
                                          ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                  11               10             11             11
     Cost of shares sold                       (11)             (10)           (11)           (12)
                                          ------------------------------------------------------------
Net realized gains (losses)
        from securities transactions             0                0              0             (1)
Realized gain distributions                      0                0              0              0
                                          ------------------------------------------------------------
Net realized gains (losses)                      0                0              0             (1)
                                          ------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                         0                0              0              0
     End of period                              (6)               2             (5)            (6)
                                          ------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments               (6)               2             (5)            (6)
                                          ------------------------------------------------------------
Increase (decrease) in net
        assets from operations                $ (6)             $ 2           $ (5)          $ (7)
                                          ============================================================


                                              Growth-       Growth         High-Yield
                                              Income      Opportunities        Bond
                                             Portfolio     Portfolio        Portfolio
                                           (Class 3)(1)   (Class 3)(1)     (Class 3)(1)
                                           --------------------------------------------
Investment income:
     Dividends                                 $ 0             $ 0              $ 0
                                           --------------------------------------------
         Total investment income                 0               0                0
                                           --------------------------------------------
Expenses:
     Mortality and expense risk charge           0               0                0
     Distribution expense charge                 0               0                0
                                           --------------------------------------------
         Total expenses                          0               0                0
                                           --------------------------------------------
Net investment income (loss)                     0               0                0
                                           --------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                  11              12               10
     Cost of shares sold                       (11)            (13)             (10)
                                           --------------------------------------------
Net realized gains (losses)
        from securities transactions             0              (1)               0
Realized gain distributions                      0               0                0
                                           --------------------------------------------
Net realized gains (losses)                      0              (1)               0
                                           --------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                         0               0                0
     End of period                              (4)             (9)               1
                                           --------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments               (4)             (9)               1
                                           --------------------------------------------
Increase (decrease) in net
        assets from operations                $ (4)          $ (10)             $ 1
                                           ============================================

                 See accompanying notes to financial statements.

      (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                 International   International
                                                  Diversified       Growth         Marsico       MFS Growth
                                                    Equities       and Income       Growth       and Income
                                                   Portfolio       Portfolio       Portfolio      Portfolio
                                                  (Class 3)(1)    (Class 3)(1)   (Class 3)(1)    (Class 3)(1)
                                                 ------------------------------------------------------------
Investment income:
     Dividends                                         $ 0              $ 0            $ 0            $ 0
                                                 ------------------------------------------------------------
         Total investment income                         0                0              0              0
                                                 ------------------------------------------------------------
Expenses:
     Mortality and expense risk charge                   0                0              0              0
     Distribution expense charge                         0                0              0              0
                                                 ------------------------------------------------------------
         Total expenses                                  0                0              0              0
                                                 ------------------------------------------------------------
Net investment income (loss)                             0                0              0              0
                                                 ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                          11               11             11             11
     Cost of shares sold                               (11)             (11)           (11)           (11)
                                                 ------------------------------------------------------------
Net realized gains (losses) from
        securities transactions                          0                0              0              0
Realized gain distributions                              0                0              0              0
                                                 ------------------------------------------------------------
Net realized gains (losses)                              0                0              0              0
                                                 ------------------------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                                 0                0              0              0
     End of period                                      (1)              (3)            (5)            (5)
                                                 ------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                       (1)              (3)            (5)            (5)
                                                 ------------------------------------------------------------
Increase (decrease) in net assets
        from operations                               $ (1)            $ (3)          $ (5)          $ (5)
                                                 ============================================================


                                          MFS Mid-Cap      MFS Total        Putnam
                                            Growth          Return          Growth
                                           Portfolio       Portfolio        Portfolio
                                         (Class 3)(1)    (Class 3)(1)     (Class 3)(1)
                                         ---------------------------------------------
Investment income:
     Dividends                                $ 0             $ 0              $ 0
                                         ---------------------------------------------
         Total investment income                0               0                0
                                         ---------------------------------------------
Expenses:
     Mortality and expense risk charge          0               0                0
     Distribution expense charge                0               0                0
                                         ---------------------------------------------
         Total expenses                         0               0                0
                                         ---------------------------------------------
Net investment income (loss)                    0               0                0
                                         ---------------------------------------------
Net realized gains (losses) from
        securities transactions:
     Proceeds from shares sold                 11              11               11
     Cost of shares sold                      (12)            (11)             (11)
                                         ---------------------------------------------
Net realized gains (losses) from
        securities transactions                (1)              0                0
Realized gain distributions                     0               0                0
                                         ---------------------------------------------
Net realized gains (losses)                    (1)              0                0
                                         ---------------------------------------------
Net unrealized appreciation
        (depreciation) of investments:
     Beginning of period                        0               0                0
     End of period                             (6)             (2)              (6)
                                         ---------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments              (6)             (2)              (6)
                                         ---------------------------------------------
Increase (decrease) in net assets
        from operations                      $ (7)           $ (2)            $ (6)
                                         =============================================

                 See accompanying notes to financial statements.

     (1) For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                          Real         Small & Mid     SunAmerica                       Telecom         Worldwide
                         Estate         Cap Value       Balanced       Technology       Utility        High Income      Comstock
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class II)(1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Investment income:
  Dividends           $           0   $           0   $           0   $           0   $           0   $           0   $           0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Total investment
      income                      0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Expenses:
  Mortality and
    expense risk
    charge                        0               0               0               0               0               0               0
  Distribution
    expense charge                0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Total expenses                0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net investment
  income (loss)                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net realized gains
  (losses) from
  securities
  transactions:

  Proceeds from
    shares sold                  10              12              11              14              10             110              11
  Cost of shares
    sold                        (10)            (12)            (11)            (15)            (10)           (110)            (11)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net realized gains
  (losses) from
  securities
  transactions                    0               0               0              (1)              0               0               0
Realized gain
  distributions                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net realized gains
  (losses)                        0               0               0              (1)              0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net unrealized
  appreciation
  (depreciation) of
  investments:

  Beginning of
    period                        0               0               0               0               0               0               0
  End of period                   1              (3)             (4)            (16)              2               1              (4)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Change in net
  unrealized
  appreciation
  (depreciation) of
  investments                     1              (3)             (4)            (16)              2               1              (4)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets from
  operations          $           1   $          (3)  $          (4)  $         (17)  $           2   $           1   $          (4)
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                              Emerging       Growth &
                                                               Growth         Income
                                                              Portfolio      Portfolio
                                                            (Class II)(1)  (Class II)(1)
                                                            ------------   ------------
Investment income:
     Dividends                                              $          0   $          0
                                                            ------------   ------------
         Total investment income                                       0              0
                                                            ------------   ------------

Expenses:
     Mortality and expense risk charge                                 0              0
     Distribution expense charge                                       0              0
                                                            ------------   ------------

         Total expenses                                                0              0
                                                            ------------   ------------

Net investment income (loss)                                           0              0
                                                            ------------   ------------

Net realized gains (losses) from securities transactions:

     Proceeds from shares sold                                        11             11
     Cost of shares sold                                             (11)           (11)
                                                            ------------   ------------

Net realized gains (losses) from securities transactions               0              0
Realized gain distributions                                            0              0
                                                            ------------   ------------

Net realized gains (losses)                                            0              0
                                                            ------------   ------------

Net unrealized appreciation (depreciation) of investments:

     Beginning of period                                               0              0
     End of period                                                    (8)            (2)
                                                            ------------   ------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (8)            (2)
                                                            ------------   ------------

Increase (decrease) in net assets from operations           $         (8)  $         (2)
                                                            ============   ============

                See accompanying notes to financial statements.


(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002

                                                                                       Government
                         Global                          Growth          Capital          and                            Natural
                         Growth          Growth          Income       Appreciation    Quality Bond       Growth         Resources
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 2)(1)**  (Class 2)(1)**  (Class 2)(1)**    (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $    (468,080)  $   1,069,388   $    (178,126)  $     (18,241)
  Net realized gains
    (losses) from
    securities
    transactions                  0              (3)             (1)     (3,218,373)        300,562      (1,413,879)        155,002
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (5)             (9)             (7)     (5,394,920)      1,186,057      (2,672,699)        (61,461)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (5)            (12)             (8)     (9,081,373)      2,556,007      (4,264,704)         75,300
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             103             102       1,540,735       8,864,437         531,583          59,448
  Cost of units
    redeemed                      0               0               0      (2,438,910)     (5,769,258)     (1,214,256)       (174,560)
  Annuity benefit
    payments                      0               0               0          (1,159)         (3,386)           (831)              0
  Net transfers                   0               0               0      (1,014,167)     16,638,826         123,385         871,048
  Contract
    maintenance
    charge                        0               0               0         (11,233)         (6,833)         (6,506)         (1,127)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              100             103             102      (1,924,734)     19,723,786        (566,625)        754,809
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  95              91              94     (11,006,107)     22,279,793      (4,831,329)        830,109
Net assets at
  beginning of
  period                          0               0               0      37,056,371      22,549,341      18,178,363       2,408,347
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          95   $          91   $          94   $  26,050,264   $  44,829,134   $  13,347,034   $   3,238,456
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                      9               8               9          49,166         560,588          21,104           3,791
  Units redeemed                  0               0               0         (85,511)       (359,628)        (53,640)        (11,394)
  Units transferred               0               0               0         (48,000)      1,044,432           4,284          51,255
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                     9               8               9         (84,345)      1,245,392         (28,252)         43,652
Beginning units                   0               0               0       1,094,258       1,470,891         668,099         168,114
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                      9               8               9       1,009,913       2,716,283         639,847         211,766
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                       Government
                         Capital           and                           Natural         Growth        Aggressive       Alliance
                      Appreciation    Quality Bond       Growth         Resources       & Income         Growth          Growth
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class VC)(1)**   (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $    (125,834)  $    (664,754)
  Net realized gains
    (losses) from
    securities
    transactions                  0               0              (1)              0               0      (2,557,056)     (9,007,536)
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (7)              2              (6)              4              (6)       (487,063)    (11,758,064)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease)
      in net assets
      from
      operations                 (7)              2              (7)              4              (6)     (3,169,953)    (21,430,354)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             100             102             100             101         126,772       1,128,411
  Cost of units
    redeemed                      0               0               0               0               0        (824,061)     (4,220,357)
  Annuity benefit
    payments                      0               0               0               0               0          (1,453)        (48,238)
  Net transfers                   0               0               0               0               0        (986,159)     (4,409,463)
  Contract
    maintenance
    charge                        0               0               0               0               0          (5,446)        (22,885)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease)
      in net assets
      from capital
      transactions              100             100             102             100             101      (1,690,347)     (7,572,532)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  93             102              95             104              95      (4,860,300)    (29,002,886)
Net assets at
  beginning of
  period                          0               0               0               0               0      12,989,561      68,106,499
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          93   $         102   $          95   $         104   $          95   $   8,129,261   $  39,103,613
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                      4               6               5               7              12          10,764          39,962
  Units redeemed                  0               0               0               0               0         (71,674)       (162,088)
  Units transferred               0               0               0               0               0         (87,767)       (194,331)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                     4               6               5               7              12        (148,677)       (316,457)
Beginning units                   0               0               0               0               0         951,741       2,087,816
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                      4               6               5               7              12         803,064       1,771,359
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                          Davis
                          Asset         Blue Chip         Cash          Corporate        Venture        "Dogs" of       Emerging
                       Allocation        Growth        Management         Bond            Value        Wall Street       Markets
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     270,755   $      (9,838)  $   1,040,964   $     597,507   $    (535,401)  $       5,214   $     (61,734)
  Net realized gains
    (losses) from
    securities
    transactions           (895,936)       (108,201)     (1,097,045)       (134,460)     (2,115,742)        (61,035)         63,171
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments         (893,120)       (208,600)          5,833         124,079      (9,470,864)       (208,772)         (3,251)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (1,518,301)       (326,639)        (50,248)        587,126     (12,122,007)       (264,593)         (1,814)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold               80,925         372,488      32,742,018         668,166       1,495,645         163,328          75,502
  Cost of units
    redeemed             (1,562,557)        (86,383)    (24,538,620)     (1,022,765)     (5,607,166)       (167,690)       (313,437)
  Annuity benefit
    payments                 (9,678)              0          (3,489)         (1,637)        (22,379)           (173)           (159)
  Net transfers          (1,854,219)        481,315      (8,924,697)      1,598,488      (3,881,057)      1,852,196      (1,662,025)
  Contract
    maintenance
    charge                   (5,140)           (300)         (4,686)         (2,883)        (21,976)           (651)         (1,416)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (3,350,669)        767,120        (729,474)      1,239,369      (8,036,933)      1,847,010      (1,901,535)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (4,868,970)        440,481        (779,722)      1,826,495     (20,158,940)      1,582,417      (1,903,349)
Net assets at
  beginning of
  period                 16,991,917         479,064      28,446,701       9,554,776      67,198,485       1,281,335       5,254,679
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $  12,122,947   $     919,545   $  27,666,979   $  11,381,271   $  47,039,545   $   2,863,752   $   3,351,330
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                  4,441          67,644       2,509,036          47,085          62,594          17,042          10,849
  Units redeemed            (89,834)        (15,450)     (1,881,918)        (72,190)       (239,170)        (18,031)        (47,244)
  Units transferred        (112,263)         73,505        (684,743)        110,917        (198,218)        189,850        (206,210)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (197,656)        125,699         (57,625)         85,812        (374,794)        188,861        (242,605)
Beginning units             912,870          71,523       2,177,838         683,843       2,560,498         132,220         803,581
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                715,214         197,222       2,120,213         769,655       2,185,704         321,081         560,976
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                         Goldman
                        Federated        Global          Global           Sachs          Growth-         Growth        High-Yield
                          Value           Bond          Equities        Research         Income       Opportunities       Bond
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     (61,491)  $       6,271   $    (129,574)  $      (7,168)  $    (297,385)  $      (8,804)  $   1,084,722
  Net realized gains
    (losses) from
    securities
    transactions         (1,212,075)         17,576      (2,704,117)       (107,461)     (3,159,696)        (96,419)     (1,372,610)
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments       (1,907,362)        166,837        (150,438)        (79,653)     (7,383,481)       (225,104)       (362,163)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (3,180,928)        190,684      (2,984,129)       (194,282)    (10,840,562)       (330,327)       (650,051)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              331,560          65,385         102,710         140,811       4,783,276          28,550         241,354
  Cost of units
    redeemed             (1,667,606)       (290,279)       (743,274)        (62,598)     (3,530,533)        (31,744)     (1,434,117)
  Annuity benefit
    payments                 (2,782)         (2,652)           (514)              0         (32,772)              0            (353)
  Net transfers          (1,267,702)       (313,539)     (1,367,499)        295,430      (7,263,003)        294,186       1,547,616
  Contract
    maintenance
    charge                   (3,346)         (1,218)         (3,360)            (93)        (16,598)           (163)         (2,874)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (2,609,876)       (542,303)     (2,011,937)        373,550      (6,059,630)        290,829         351,626
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (5,790,804)       (351,619)     (4,996,066)        179,268     (16,900,192)        (39,498)       (298,425)
Net assets at
  beginning of
  period                 14,715,514       4,700,040      10,978,735         307,232      49,539,951         541,072       9,956,246
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $   8,924,710   $   4,348,421   $   5,982,669   $     486,500   $  32,639,759   $     501,574   $   9,657,821
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 21,744           4,160           6,895          23,018         187,325           5,112          19,870
  Units redeemed           (111,687)        (18,649)        (52,040)        (10,371)       (151,232)         (7,038)       (121,544)
  Units transferred        (118,858)        (19,512)       (107,969)         40,258        (315,893)         54,463         138,021
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (208,801)        (34,001)       (153,114)         52,905        (279,800)         52,537          36,347
Beginning units             898,256         299,802         628,357          42,830       1,845,250          93,154         796,205
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                689,455         265,801         475,243          95,735       1,565,450         145,691         832,552
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                      International   International        MFS             MFS             MFS
                       Diversified      Growth &        Growth &         Mid-Cap          Total          Putnam           Real
                        Equities         Income          Income          Growth          Return          Growth          Estate
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $    (140,414)  $    (120,727)  $     (70,054)  $     (87,663)  $      73,295   $    (176,114)  $      45,232
  Net realized gains
    (losses) from
    securities
    transactions           (392,066)        352,060        (834,163)     (1,528,794)        124,286      (2,348,111)         69,356
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments         (879,966)        (70,824)     (1,579,089)     (2,532,895)     (1,449,677)     (1,841,458)         (3,306)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (1,412,446)        160,509      (2,483,306)     (4,149,352)     (1,252,096)     (4,365,683)        111,282
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold            3,997,912         330,058         615,081         397,586       4,792,474         207,429         133,766
  Cost of units
    redeemed               (789,701)       (460,173)       (645,341)       (373,084)     (1,494,009)     (1,057,615)       (415,158)
  Annuity benefit
    payments                 (1,623)           (727)           (784)              0          (1,900)              0            (424)
  Net transfers          (7,383,302)     (3,276,135)        367,953         750,504        (128,959)     (1,958,709)        928,711
  Contract
    maintenance
    charge                   (2,874)         (2,752)         (3,631)         (3,035)         (5,795)         (7,008)         (1,262)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (4,179,588)     (3,409,729)        333,278         771,971       3,161,811      (2,815,903)        645,633
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (5,592,034)     (3,249,220)     (2,150,028)     (3,377,381)      1,909,715      (7,181,586)        756,915
Net assets at
  beginning of
  period                 11,283,072       9,116,687      10,634,558       8,030,752      16,056,706      16,960,896       2,851,593
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $   5,691,038   $   5,867,467   $   8,484,530   $   4,653,371   $  17,966,421   $   9,779,310   $   3,608,508
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                412,371          33,517          33,937          44,956         225,715          12,192          11,537
  Units redeemed            (87,304)        (48,511)        (38,524)        (42,262)        (73,051)        (65,709)        (35,114)
  Units transferred        (639,372)       (131,812)         18,547          65,284          (6,007)       (127,658)         76,322
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (314,305)       (146,806)         13,960          67,978         146,657        (181,175)         52,745
Beginning units           1,106,719         848,603         553,981         598,426         756,534         888,249         251,509
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                792,414         701,797         567,941         666,404         903,191         707,074         304,254
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                       SunAmerica                        Telecom        Worldwide      Aggressive       Alliance          Asset
                        Balanced       Technology        Utility       High Income       Growth          Growth        Allocation
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)     (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     145,895   $      (4,977)  $     240,791   $     457,785   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions           (945,985)        (75,677)       (724,478)       (591,228)             (1)              0               0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments       (2,042,515)       (156,746)       (568,848)         82,905              (5)             (8)             (1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (2,842,605)       (237,400)     (1,052,535)        (50,538)             (6)             (8)             (1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              179,469          49,985          53,295          66,876             101             101             100
  Cost of units
    redeemed             (1,374,619)        (42,178)       (302,261)       (467,211)              0               0               0
  Annuity benefit
    payments                 (3,552)              0               0            (119)              0               0               0
  Net transfers          (1,198,902)        221,072        (595,145)       (562,638)              0               0               0
  Contract
    maintenance
    charge                   (7,465)           (133)         (1,421)         (1,915)              0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions       (2,405,069)        228,746        (845,532)       (965,007)            101             101             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (5,247,674)         (8,654)     (1,898,067)     (1,015,545)             95              93              99
Net assets at
  beginning of
  period                 17,955,100         352,288       4,437,756       5,349,143               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $  12,707,426   $     343,634   $   2,539,689   $   4,333,598   $          95   $          93   $          99
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 12,732          23,947           4,815           4,756               9               4               6
  Units redeemed           (101,707)        (16,930)        (31,499)        (33,745)              0               0               0
  Units transferred         (93,775)         90,391         (65,045)        (36,165)              0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding              (182,750)         97,408         (91,729)        (65,154)              9               4               6
Beginning units           1,195,940         102,033         385,837         374,063               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units              1,013,190         199,441         294,108         308,909               9               4               6
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                        Blue Chip         Cash          Corporate         Davis         "Dogs" of       Emerging        Federated
                         Growth        Management         Bond        Venture Value    Wall Street       Markets          Value
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions                 (1)              0               0               0               0               0               0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (8)              0               2              (3)             (3)             (4)             (3)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (9)              0               2              (3)             (3)             (4)             (3)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  102             167             101             100             101             100             100
  Cost of units
    redeemed                      0               0               0               0               0               0               0
  Annuity benefit
    payments                      0               0               0               0               0               0               0
  Net transfers                   0               0               0               0               0               0               0
  Contract
    maintenance
    charge                        0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              102             167             101             100             101             100             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  93             167             103              97              98              96              97
Net assets at
  beginning of
  period                          0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          93   $         167   $         103   $          97   $          98   $          96   $          97
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                     20              13               7               5              11              16               8
  Units redeemed                  0               0               0               0               0               0               0
  Units transferred               0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                    20              13               7               5              11              16               8
Beginning units                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                     20              13               7               5              11              16               8
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                         Goldman
                         Foreign         Global          Global           Sachs          Growth-         Growth        High-Yield
                          Value           Bond          Equities        Research         Income       Opportunities       Bond
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions                  0               0               0              (1)              0              (1)              0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (6)              2              (5)             (6)             (4)             (9)              1
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (6)              2              (5)             (7)             (4)            (10)              1
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  101             100             101             101             100             101             100
  Cost of units
    redeemed                      0               0               0               0               0               0               0
  Annuity benefit
    payments                      0               0               0               0               0               0               0
  Net transfers                   0               0               0               0               0               0               0
  Contract
    maintenance
    charge                        0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              101             100             101             101             100             101             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  95             102              96              94              96              91             101
Net assets at
  beginning of
  period                          0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          95   $         102   $          96   $          94   $          96   $          91   $         101
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                     10               6               8              19               5              26               9
  Units redeemed                  0               0               0               0               0               0               0
  Units transferred               0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                    10               6               8              19               5              26               9
Beginning units                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                     10               6               8              19               5              26               9
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                      International   International
                       Diversified       Growth          Marsico       MFS Growth      MFS Mid-Cap      MFS Total        Putnam
                        Equities       and Income        Growth        and Income        Growth          Return          Growth
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0   $           0
  Net realized gains
    (losses) from
    securities
    transactions                  0               0               0               0              (1)              0               0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments               (1)             (3)             (5)             (5)             (6)             (2)             (6)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations                 (1)             (3)             (5)             (5)             (7)             (2)             (6)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             101             100             100             101             100             100
  Cost of units
    redeemed                      0               0               0               0               0               0               0
  Annuity benefit
    payments                      0               0               0               0               0               0               0
  Net transfers                   0               0               0               0               0               0               0
  Contract
    maintenance
    charge                        0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              100             101             100             100             101             100             100
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets                  99              98              95              95              94              98              94
Net assets at
  beginning of
  period                          0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at end of
  period              $          99   $          98   $          95   $          95   $          94   $          98   $          94
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                     14              12              13               6              14               5               7
  Units redeemed                  0               0               0               0               0               0               0
  Units transferred               0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                    14              12              13               6              14               5               7
Beginning units                   0               0               0               0               0               0               0
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                     14              12              13               6              14               5               7
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                          Real         Small & Mid     SunAmerica                        Telecom        Worldwide
                         Estate         Cap Value       Balanced       Technology        Utility       High Income     Comstock
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                      (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)**  (Class 3)(1)** (Class II)(1)**
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $           0   $           0   $           0   $           0   $           0   $           0  $           0
  Net realized gains
    (losses) from
    securities
    transactions                  0               0               0              (1)              0               0              0
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments                1              (3)             (4)            (16)              2               1             (4)
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

    Increase
      (decrease) in
      net assets
      from
      operations                  1              (3)             (4)            (17)              2               1             (4)
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

From capital
  transactions:
  Net proceeds from
    units sold                  100             100             101             101             100             100            100
  Cost of units
    redeemed                      0               0               0               0               0               0              0
  Annuity benefit
    payments                      0               0               0               0               0               0              0
  Net transfers                   0               0               0               0               0               0              0
  Contract
    maintenance
    charge                        0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

    Increase
      (decrease) in
      net assets
      from capital
      transactions              100             100             101             101             100             100            100
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Increase (decrease)
  in net assets                 101              97              97              84             102             101             96
Net assets at
  beginning of
  period                          0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Net assets at end of
  period              $         101   $          97   $          97   $          84   $         102   $         101  $          96
                      =============   =============   =============   =============   =============   =============  =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                      9              10               8              49              12               7             12
  Units redeemed                  0               0               0               0               0               0              0
  Units transferred               0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Increase (decrease)
  in units
  outstanding                     9              10               8              49              12               7             12
Beginning units                   0               0               0               0               0               0              0
                      -------------   -------------   -------------   -------------   -------------   -------------  -------------

Ending units                      9              10               8              49              12               7             12
                      =============   =============   =============   =============   =============   =============  =============

                See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (Continued)

                                                               Emerging          Growth &
                                                                Growth            Income
                                                               Portfolio         Portfolio
                                                            (Class II)(1)**   (Class II)(1)**
                                                            ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $             0   $             0
     Net realized gains (losses) from
         securities transactions                                          0                 0
     Change in net unrealized appreciation
         (depreciation) of investments                                   (8)               (2)
                                                            ---------------   ---------------

         Increase (decrease) in net assets from operations               (8)               (2)
                                                            ---------------   ---------------

From capital transactions:
     Net proceeds from units sold                                       101               100
     Cost of units redeemed                                               0                 0
     Annuity benefit payments                                             0                 0
     Net transfers                                                        0                 0
     Contract maintenance charge                                          0                 0
                                                            ---------------   ---------------

         Increase (decrease) in net assets
             from capital transactions                                  101               100
                                                            ---------------   ---------------

Increase (decrease) in net assets                                        93                98
Net assets at beginning of period                                         0                 0
                                                            ---------------   ---------------

Net assets at end of period                                 $            93   $            98
                                                            ===============   ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                          13                11
     Units redeemed                                                       0                 0
     Units transferred                                                    0                 0
                                                            ---------------   ---------------

Increase (decrease) in units outstanding                                 13                11
Beginning units                                                           0                 0
                                                            ---------------   ---------------

Ending units                                                             13                11
                                                            ===============   ===============

                 See accompanying notes to financial statements.


** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1)   For the period from December 2, 2002 (inception) to December 31, 2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                                       Government
                         Capital           and                           Natural       Aggressive       Alliance          Asset
                      Appreciation    Quality Bond       Growth         Resources        Growth          Growth        Allocation
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $    (516,187)  $     571,765   $    (268,404)  $     (31,539)  $    (193,261)  $  (1,112,994)  $     314,811
  Net realized gains
    (losses) from
    securities
    transactions          8,099,115         196,513       1,963,594         218,124       1,637,738       3,141,604          96,251
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments      (14,511,529)            193      (5,182,383)       (321,220)     (8,960,996)    (15,790,640)     (1,276,811)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease)
      in net assets
      from
      operations         (6,928,601)        768,471      (3,487,193)       (134,635)     (7,516,519)    (13,762,030)       (865,749)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold            1,664,863       2,601,842         886,063          87,008         365,341       2,130,549         366,350
  Cost of units
    redeemed             (2,717,194)     (1,844,719)     (1,163,564)        (99,245)       (938,255)     (4,602,819)     (1,819,947)
  Annuity benefit
    payments                (17,431)              0               0               0            (486)        (47,042)         (9,962)
  Net transfers          (1,208,324)      7,433,954        (139,460)        174,683      (2,885,237)     (1,915,385)        969,058
  Contract
    maintenance
    charges                 (10,872)         (3,463)         (5,959)           (738)         (6,076)        (24,411)         (5,060)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions       (2,288,958)      8,187,614        (422,920)        161,708      (3,464,713)     (4,459,108)       (499,561)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets          (9,217,559)      8,956,085      (3,910,113)         27,073     (10,981,232)    (18,221,138)     (1,365,310)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                 46,273,930      13,593,256      22,088,476       2,381,274      23,970,793      86,327,637      18,357,227
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $  37,056,371   $  22,549,341   $  18,178,363   $   2,408,347   $  12,989,561   $  68,106,499   $  16,991,917
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 47,814         170,979          30,578           5,596          22,415          63,220          19,274
  Units redeemed            (79,268)       (122,863)        (43,362)         (7,135)        (62,096)       (139,343)        (99,126)
  Units transferred         (50,553)        489,061         (14,048)          7,695        (190,356)        (77,792)         48,803
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding               (82,007)        537,177         (26,832)          6,156        (230,037)       (153,915)        (31,049)
Beginning units           1,176,265         933,714         694,931         161,958       1,181,778       2,241,731         943,919
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units              1,094,258       1,470,891         668,099         168,114         951,741       2,087,816         912,870
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                                          Davis
                        Blue Chip         Cash          Corporate        Venture        "Dogs" of       Emerging        Federated
                         Growth        Management         Bond            Value        Wall Street       Markets          Value
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                      (Class 1)(2)      (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $      (2,752)  $     702,741   $     366,032   $    (693,122)  $      10,117   $     (48,422)  $      (5,712)
  Net realized gains
    (losses) from
    securities
    transactions            (17,611)        (32,718)         (6,573)     10,936,664           7,144        (211,719)        274,341
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments          (14,239)       (397,602)        168,891     (19,928,626)         45,864         172,950        (530,181)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations            (34,602)        272,421         528,350      (9,685,084)         63,125         (87,191)       (261,552)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              245,146      11,530,570         623,335       2,325,790          90,696         116,144         662,378
  Cost of units
    redeemed                (23,135)     (3,478,853)       (743,183)     (4,387,221)        (28,226)       (225,583)       (894,149)
  Annuity benefit
    payments                      0          (2,909)         (1,175)        (39,778)              0            (273)           (437)
  Net transfers             291,688       9,270,318       2,199,184       5,783,833         482,188       1,268,766       5,513,126
  Contract
    maintenance
    charges                     (33)         (3,043)         (1,795)        (19,957)           (291)         (1,238)         (2,740)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions          513,666      17,316,083       2,076,366       3,662,667         544,367       1,157,816       5,278,178
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets             479,064      17,588,504       2,604,716      (6,022,417)        607,492       1,070,625       5,016,626
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                          0      10,858,197       6,950,060      73,220,902         673,843       4,184,054       9,698,888
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $     479,064   $  28,446,701   $   9,554,776   $  67,198,485   $   1,281,335   $   5,254,679   $  14,715,514
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 32,462         885,143          45,307          85,349           9,705          17,519          37,979
  Units redeemed             (3,666)       (268,094)        (54,000)       (167,475)         (2,996)        (35,782)        (55,446)
  Units transferred          42,727         715,733         159,132         206,133          51,635         202,429         346,216
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                71,523       1,332,782         150,439         124,007          58,344         184,166         328,749
Beginning units                   0         845,056         533,404       2,436,491          73,876         619,415         569,507
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                 71,523       2,177,838         683,843       2,560,498         132,220         803,581         898,256
                      =============   =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements.


(2)   For the period from January 4, 2001 (inception) to December 31, 2001.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                         Goldman                                                      International
                         Global          Global           Sachs          Growth-         Growth         High-Yield     Diversified
                          Bond          Equities        Research         Income       Opportunities       Bond          Equities
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)     (Class 1)(3)      (Class 1)     (Class 1)(5)      (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $     337,936   $    (173,161)  $      (2,267)  $    (430,073)  $      (3,560)  $   1,122,581   $    (155,058)
  Net realized gains
    (losses) from
    securities
    transactions              6,534         497,821          (3,339)      1,927,837          (2,172)     (2,924,220)       (332,724)
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments         (185,611)     (3,195,223)        (37,243)    (12,529,658)        (30,795)      1,148,825      (2,523,324)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations            158,859      (2,870,563)        (42,849)    (11,031,894)        (36,527)       (652,814)     (3,011,106)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              136,127         314,795         116,025       3,061,810         117,095         293,326       1,542,097
  Cost of units
    redeemed               (324,977)       (982,145)         (4,908)     (4,251,327)        (14,617)     (3,222,011)       (639,157)
  Annuity benefit
    payments                      0          (1,416)              0         (35,340)              0            (559)         (5,729)
  Net transfers             138,100        (548,553)        238,964        (936,811)        475,136        (387,300)        958,311
  Contract
    maintenance
    charges                  (1,027)         (3,558)              0         (16,257)            (15)         (2,659)         (3,093)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions          (51,777)     (1,220,877)        350,081      (2,177,925)        577,599      (3,319,203)      1,852,429
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets             107,082      (4,091,440)        307,232     (13,209,819)        541,072      (3,972,017)     (1,158,677)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                  4,592,958      15,070,175               0      62,749,770               0      13,928,263      12,441,749
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $   4,700,040   $  10,978,735   $     307,232   $  49,539,951   $     541,072   $   9,956,246   $  11,283,072
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                  8,785          16,290          14,241         110,337          17,677          21,087         150,902
  Units redeemed            (20,960)        (53,781)           (637)       (153,069)         (2,508)       (248,582)        (57,903)
  Units transferred           8,954         (30,072)         29,226         (47,709)         77,985         (25,323)        100,184
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding                (3,221)        (67,563)         42,830         (90,441)         93,154        (252,818)        193,183
Beginning units             303,023         695,920               0       1,935,691               0       1,049,023         913,536
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                299,802         628,357          42,830       1,845,250          93,154         796,205       1,106,719
                      =============   =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.


(3)   For the period from January 9, 2001 (inception) to December 31, 2001.

(5)   For the period from February 7, 2001 (inception) to December 31, 2001.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                      International        MFS             MFS             MFS
                        Growth &        Growth &         Mid-Cap          Total          Putnam           Real         SunAmerica
                         Income          Income          Growth          Return          Growth          Estate         Balanced
                        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                        (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)       (Class 1)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment
    income (loss)     $    (104,840)  $    (104,420)  $    (115,425)  $      76,087   $    (305,994)  $      32,852   $     100,931
  Net realized gains
    (losses) from
    securities
    transactions            121,428          (2,478)        849,863         506,429        (690,982)         33,754         348,891
  Change in net
    unrealized
    appreciation
    (depreciation)
    of investments       (2,375,985)     (2,149,952)     (2,939,865)       (657,783)     (5,569,583)         32,743      (3,635,715)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

    Increase
      (decrease) in
      net assets
      from
      operations         (2,359,397)     (2,256,850)     (2,205,427)        (75,267)     (6,566,559)         99,349      (3,185,893)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

From capital
  transactions:
  Net proceeds from
    units sold              701,856         844,462         936,505       2,661,750         891,089         117,165         587,674
  Cost of units
    redeemed               (484,841)       (752,331)       (253,259)       (905,773)     (1,054,594)       (136,095)     (1,293,667)
  Annuity benefit
    payments                 (1,455)            (48)              0          (1,673)         (8,256)           (588)         (1,233)
  Net transfers           1,473,805       1,143,663       1,730,011       3,483,389      (1,779,035)        305,547         152,560
  Contract
    maintenance
    charges                  (2,553)         (3,249)         (2,891)         (3,585)         (7,767)           (685)         (7,501)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
    Increase
      (decrease) in
      net assets
      from capital
      transactions        1,686,812       1,232,497       2,410,366       5,234,108      (1,958,563)        285,344        (562,167)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in net assets            (672,585)     (1,024,353)        204,939       5,158,841      (8,525,122)        384,693      (3,748,060)
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Net assets at
  beginning of
  period                  9,789,272      11,658,911       7,825,813      10,897,865      25,486,018       2,466,900      21,703,160
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------
Net assets at end of
  period              $   9,116,687   $  10,634,558   $   8,030,752   $  16,056,706   $  16,960,896   $   2,851,593   $  17,955,100
                      =============   =============   =============   =============   =============   =============   =============

ANALYSIS OF INCREASE
  (DECREASE) IN
  UNITS OUTSTANDING:
  Units sold                 56,285          41,796          61,493         126,441          40,793          10,649          37,447
  Units redeemed            (42,838)        (38,341)        (16,288)        (43,310)        (50,666)        (12,510)        (83,400)
  Units transferred         136,601          48,323         108,735         164,962         (99,272)         26,108           5,289
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease)
  in units
  outstanding               150,048          51,778         153,940         248,093        (109,145)         24,247         (40,664)
Beginning units             698,555         502,203         444,486         508,441         997,394         227,262       1,236,604
                      -------------   -------------   -------------   -------------   -------------   -------------   -------------

Ending units                848,603         553,981         598,426         756,534         888,249         251,509       1,195,940
                      =============   =============   =============   =============   =============   =============   =============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (Continued)

                                                                                Telecom         Worldwide
                                                              Technology        Utility        High Income
                                                              Portfolio        Portfolio        Portfolio
                                                             (Class 1)(4)      (Class 1)        (Class 1)
                                                            --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $       (2,325)  $       71,157   $      544,439
     Net realized gains (losses) from
         securities transactions                                   (20,707)        (186,455)        (668,908)
     Change in net unrealized appreciation
         (depreciation) of investments                             (12,959)        (642,768)        (147,507)
                                                            --------------   --------------   --------------

         Increase (decrease) in net assets from operations         (35,991)        (758,066)        (271,976)
                                                            --------------   --------------   --------------

From capital transactions:
     Net proceeds from units sold                                   95,167          246,210           77,878
     Cost of units redeemed                                        (18,519)        (501,946)        (546,984)
     Annuity benefit payments                                            0                0                0
     Net transfers                                                 311,647          228,542         (179,361)
     Contract maintenance charges                                      (16)          (1,508)          (1,896)
                                                            --------------   --------------   --------------
         Increase (decrease) in net assets
             from capital transactions                             388,279          (28,702)        (650,363)
                                                            --------------   --------------   --------------

Increase (decrease) in net assets                                  352,288         (786,768)        (922,339)
                                                            --------------   --------------   --------------

Net assets at beginning of period                                        0        5,224,524        6,271,482
                                                            --------------   --------------   --------------
Net assets at end of period                                 $      352,288   $    4,437,756   $    5,349,143
                                                            ==============   ==============   ==============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     22,580           19,173            5,271
     Units redeemed                                                 (4,976)         (39,368)         (37,999)
     Units transferred                                              84,429           20,028          (11,155)
                                                            --------------   --------------   --------------

Increase (decrease) in units outstanding                           102,033             (167)         (43,883)
Beginning units                                                          0          386,004          417,946
                                                            --------------   --------------   --------------

Ending units                                                       102,033          385,837          374,063
                                                            ==============   ==============   ==============

                See accompanying notes to financial statements.


(4)   For the period from January 19, 2001 (inception) to December 31, 2001.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is a segregated investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is an indirect wholly owned subsidiary of American International Group, Inc., a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: FSA Polaris, FSA Advisor, and FSA Polaris II. FSA Polaris II is a new product launched December 2, 2002.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of seventy-two variable investment portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the three currently available Class 2 investment portfolios of American Funds Insurance Series ("American Trust") (2) the four Class 1 or four Class 3 currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (3) the currently available investment portfolio of the Lord Abbett Series Fund, Inc. ("Lord Abbett Trust"), (4) the twenty-seven Class 1 or thirty Class 3 currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust") or (5) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"). The American Trust, the Anchor Trust, the Lord Abbett Trust, the SunAmerica Trust and the Van Kampen Trust (the "Trusts") are each diversified open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies. Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

         RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year reclassified presentation.

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: For FSA Polaris and FSA Polaris II the contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying statement of changes in net assets. There are no withdrawal charges under the FSA Advisor contract.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (continued)

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $30 is charged against certain FSA Polaris and FSA Polaris II contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. There are not any contract maintenance charges under the FSA Advisor contract.

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio is 1.37%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

         TRANSFER FEE: A transfer fee of $25 may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year for FSA Polaris and FSA Polaris II contracts, and is recorded as a redemption in the accompanying statement of changes in net assets.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the trust's shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2002 consist of the following:

                                                                    Cost of Shares           Proceeds from
         Variable Accounts                                                Acquired             Shares Sold
         -----------------                                                --------             -----------
         AMERICAN TRUST:
         Global Growth Portfolio (Class 2) *                          $        111            $         11
         Growth Portfolio (Class 2) *                                          213                     110
         Growth-Income Portfolio (Class 2) *                                   113                      11

         ANCHOR TRUST:
         Capital Appreciation Portfolio (Class 1)                     $  4,479,148            $  6,871,962
         Government and Quality Bond Portfolio (Class 1)                42,179,477              21,386,303
         Growth Portfolio (Class 1)                                      2,393,745               3,138,496
         Natural Resources Portfolio (Class 1)                           1,922,394               1,016,927
         Capital Appreciation Portfolio (Class 3) *                            111                      11
         Government and Quality Bond Portfolio (Class 3) *                     110                      10
         Growth Portfolio (Class 3) *                                          113                      11
         Natural Resources Portfolio (Class 3) *                               110                      10

         LORD ABBETT TRUST:
         Growth & Income Portfolio *                                  $        112            $         11

         SUNAMERICA TRUST:
         Aggressive Growth Portfolio (Class 1)                        $  1,005,657            $  2,821,838
         Alliance Growth Portfolio (Class 1)                             4,452,936              12,690,222
         Asset Allocation Portfolio (Class 1)                            1,122,095               4,202,009
         Blue Chip Growth Portfolio (Class 1)                            1,348,373                 591,091
         Cash Management Portfolio (Class 1)                           414,378,388             414,066,898
         Corporate Bond Portfolio (Class 1)                              5,986,532               4,149,656
         Davis Venture Value Portfolio (Class 1)                         3,526,416              12,098,750
         "Dogs" of Wall Street Portfolio (Class 1)                       4,109,754               2,257,530
         Emerging Markets Portfolio (Class 1)                           48,911,287              50,874,556
         Federated Value Portfolio (Class 1)                             4,093,257               6,764,624
         Global Bond Portfolio (Class 1)                                   768,451               1,243,879
         Global Equities Portfolio (Class 1)                            14,049,961              16,191,472


         * For the period from December 2, 2002 (inception) to December 31,
         2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                           Cost of Shares           Proceeds from
         Variable Accounts                                                       Acquired             Shares Sold
         -----------------                                                       --------             -----------
         SUNAMERICA TRUST (continued):
         Goldman Sachs Research Portfolio (Class 1)                          $    857,304            $    490,922
         Growth-Income Portfolio (Class 1)                                      7,910,429              14,267,444
         Growth Opportunities Portfolio (Class 1)                                 758,717                 476,692
         High-Yield Bond Portfolio (Class 1)                                   11,063,159               9,626,811
         International Diversified Equities Portfolio (Class 1)               120,746,453             125,066,455
         International Growth and Income Portfolio (Class 1)                  190,380,930             193,911,386
         MFS Growth and Income Portfolio (Class 1)                              2,325,220               2,061,996
         MFS Mid-Cap Growth Portfolio (Class 1)                                 2,130,768               1,446,460
         MFS Total Return Portfolio (Class 1)                                  10,594,523               7,142,921
         Putnam Growth Portfolio (Class 1)                                        652,054               3,644,071
         Real Estate Portfolio (Class 1)                                        2,813,347               2,122,482
         SunAmerica Balanced Portfolio (Class 1)                                1,521,462               3,780,636
         Technology Portfolio (Class 1)                                           381,367                 157,598
         Telecom Portfolio (Class 1)                                              824,077               1,428,818
         Worldwide High Income Portfolio (Class 1)                              3,236,473               3,743,695
         Aggressive Growth Portfolio (Class 3) *                                      113                      12
         Alliance Growth Portfolio (Class 3) *                                        112                      11
         Asset Allocation Portfolio (Class 3) *                                       111                      11
         Blue Chip Growth Portfolio (Class 3) *                                       113                      11
         Cash Management Portfolio (Class 3) *                                        284                     117
         Corporate Bond Portfolio (Class 3) *                                         111                      10
         Davis Venture Value Portfolio (Class 3) *                                    111                      11
         "Dogs" of Wall Street Portfolio (Class 3) *                                  112                      11
         Emerging Markets Portfolio (Class 3) *                                       110                      10
         Federated Value Portfolio (Class 3) *                                        111                      11
         Foreign Value Portfolio (Class 3) *                                          112                      11
         Global Bond Portfolio (Class 3) *                                            110                      10
         Global Equities Portfolio (Class 3) *                                        112                      11
         Goldman Sachs Research Portfolio (Class 3) *                                 112                      11
         Growth Opportunities Portfolio (Class 3) *                                   113                      12
         Growth-Income Portfolio (Class 3) *                                          110                      11
         High-Yield Bond Portfolio (Class 3) *                                        111                      10
         International Diversified Equities Portfolio (Class 3) *                     111                      11


         * For the period from December 2, 2002 (inception) to December 31,
         2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares      Proceeds from
         Variable Accounts                                             Acquired        Shares Sold
         -----------------                                             --------        -----------
         SUNAMERICA TRUST (continued):
         International Growth & Income Portfolio (Class 3) *               $112               $ 11
         Marsico Growth Portfolio (Class 3) *                               111                 11
         MFS Growth & Income Portfolio (Class 3) *                          111                 11
         MFS Mid Cap Growth Portfolio (Class 3) *                           112                 11
         MFS Total Return Portfolio (Class 3) *                             111                 11
         Putnam Growth Portfolio (Class 3) *                                111                 11
         Real Estate Portfolio (Class 3) *                                  110                 10
         Small & Mid Cap Value Portfolio (Class 3) *                        112                 12
         SunAmerica Balanced Portfolio (Class 3) *                          112                 11
         Technology Portfolio (Class 3) *                                   115                 14
         Telecom Utility Portfolio (Class 3) *                              110                 10
         Worldwide High Income Portfolio (Class 3) *                        210                110

         VAN KAMPEN TRUST:
         Comstock Portfolio (Class II) *                                   $111               $ 11
         Emerging Growth Portfolio (Class II) *                             112                 11
         Growth & Income Portfolio (Class II) *                             111                 11


         * For the period from December 2, 2002 (inception) to December 31,
         2002.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES

         A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2002 and 2001, follows:

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
    Global Growth Portfolio (Class 2)

        2002              9                 10.95                    95             1.52%               0%(4)      -5.15%(4)
        2001              -                     -                     -                -                -              -

    Growth Portfolio (Class 2)

        2002              8                 10.88                    91             1.52%               0%(4)      -9.52%(4)
        2001              -                     -                     -                -                -              -

    Growth Income Portfolio (Class 2)

        2002              9                 10.88                    94             1.52%               0%(4)      -6.17%(4)
        2001              -                     -                     -                -                -              -

    Capital Appreciation Portfolio (Class 1)

        2002      1,009,913                 25.79            26,050,264             1.52%            0.00%        -23.83%
        2001      1,094,258                 33.86            37,056,371             1.52%            0.24%        -13.91%

    Government and Quality Bond Portfolio (Class 1)

        2002      2,716,283                 16.50            44,829,134             1.52%            4.61%          7.65%
        2001      1,470,891                 15.33            22,549,341             1.52%            4.46%          5.31%

    Growth Portfolio (Class 1)

        2002        639,847                 20.86            13,347,034             1.52%            0.36%        -23.34%
        2001        668,099                 27.21            18,178,363             1.52%            0.15%        -14.40%

    Natural Resources Portfolio (Class 1)

        2002        211,766                 15.29             3,238,456             1.52%            0.91%          6.75%
        2001        168,114                 14.33             2,408,347             1.52%            0.42%         -2.58%

    Capital Appreciation Portfolio (Class 3)

        2002              4                 25.79                    93             1.52%               0%(4)      -6.77%(4)
        2001              -                     -                     -                -                -              -

    Government and Quality Bond Portfolio (Class 3)

        2002              6                 16.47                   102             1.52%               0%(4)       1.78%(4)
        2001              -                     -                     -                 -                -             -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     Growth Portfolio (Class 3)

         2002               5               20.85                    95             1.52%              0%(4)       -5.82%(4)
         2001               -                   -                     -                -               -               -

     Natural Resources Portfolio (Class 3)

         2002               7               15.27                   104             1.52%              0%(4)        3.90%(4)
         2001               -                   -                     -                -               -               -

     Growth & Income Portfolio (Class VC)

         2002              12                8.18                    95             1.52%              0%(4)       -5.59%(4)
         2001               -                   -                     -                -               -               -

     Aggressive Growth Portfolio (Class 1)

         2002         803,064               10.12             8,129,261             1.52%           0.29%         -25.83%
         2001         951,741               13.65            12,989,561             1.52%           0.36%         -32.71%

     Alliance Growth Portfolio (Class 1)

         2002       1,771,359               22.08            39,103,613             1.52%           0.26%         -32.33%
         2001       2,087,816               32.62            68,106,499             1.52%           0.00%         -15.29%

     Asset Allocation Portfolio (Class 1)

         2002         715,214               16.95            12,122,947             1.52%           3.43%          -8.94%
         2001         912,870               18.61            16,991,917             1.52%           3.31%          -4.29%

     Blue Chip Growth Portfolio (Class 1)

         2002         197,222                4.66               919,545             1.52%           0.32%         -30.35%
         2001          71,523                6.69               479,064             1.52%           0.08%(5)      -21.91%(5)

     Cash Management Portfolio (Class 1)

         2002       2,120,213               13.04            27,666,979             1.52%           5.08%          -0.16%
         2001       2,177,838               13.06            28,446,701             1.52%           5.30%           2.12%

     Corporate Bond Portfolio (Class 1)

         2002         769,655               14.79            11,381,271             1.52%           6.85%           5.84%
         2001         683,843               13.97             9,554,776             1.52%           5.88%           5.93%

     Davis Venture Value Portfolio (Class 1)

         2002       2,185,704               21.52            47,039,545             1.52%           0.58%         -18.00%
         2001       2,560,498               26.25            67,198,485             1.52%           0.49%         -12.67%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     "Dogs" of Wall Street Portfolio (Class 1)

         2002         321,081                8.92             2,863,752           1.52%             1.68%          -7.97%
         2001         132,220                9.69             1,281,335           1.52%             2.56%           6.24%

     Emerging Markets Portfolio (Class 1)

         2002         560,976                5.98             3,351,330           1.52%             0.20%          -8.55%
         2001         803,581                6.54             5,254,679           1.52%             0.28%          -3.19%

     Federated Value Portfolio (Class 1)

         2002         689,455               12.94             8,924,710           1.52%             1.02%         -20.98%
         2001         898,256               16.38            14,715,514           1.52%             1.44%          -3.81%

     Global Bond Portfolio (Class 1)

         2002         265,801               16.36             4,348,421           1.52%             1.67%           4.36%
         2001         299,802               15.68             4,700,040           1.52%             8.66%           3.43%

     Global Equities Portfolio (Class 1)

         2002         475,243               12.59             5,982,669           1.52%             0.00%         -27.95%
         2001         628,357               17.47            10,978,735           1.52%             0.08%         -19.31%

     Goldman Sachs Research Portfolio (Class 1)

         2002          95,735                5.08               486,500           1.52%             0.00%         -29.17%
         2001          42,830                7.17               307,232           1.52%             0.00%(6)      -26.32%(6)

     Growth-Income Portfolio (Class 1)

         2002       1,565,450               20.85            32,639,759           1.52%             0.82%         -22.34%
         2001       1,845,250               26.85            49,539,951           1.52%             0.73%         -17.18%

     Growth Opportunities Portfolio (Class 1)

         2002         145,691                3.44               501,574           1.52%             0.00%         -40.71%
         2001          93,154                5.81               541,072           1.52%             0.02%(8)      -34.23%(8)

     High-Yield Bond Portfolio (Class 1)

         2002         832,552               11.61             9,657,821           1.52%            13.09%          -7.23%
         2001         796,205               12.51             9,956,246           1.52%            10.36%          -5.78%

     International Diversified Equities Portfolio (Class 1)

         2002         792,414                7.17             5,691,038           1.52%             0.00%         -29.63%
         2001       1,106,719               10.20            11,283,072           1.52%             0.00%         -25.11%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     International Growth & Income Portfolio (Class 1)

         2002         701,797                8.37             5,867,467           1.52%             0.33%         -22.12%
         2001         848,603               10.74             9,116,687           1.52%             0.29%         -23.39%

     MFS Growth - Income Portfolio (Class 1)

         2002         567,941               14.94             8,484,530           1.52%             0.78%         -22.18%
         2001         553,981               19.20            10,634,558           1.52%             0.57%         -17.31%

     MFS Mid-Cap Growth Portfolio (Class 1)

         2002         666,404                6.98             4,653,371           1.52%             0.00%         -47.97%
         2001         598,426               13.42             8,030,752           1.52%             0.00%         -23.78%

     MFS Total Return Portfolio (Class 1)

         2002         903,191               19.89            17,966,421           1.52%             1.92%          -6.28%
         2001         756,534               21.22            16,056,706           1.52%             2.22%          -0.97%

     Putnam Growth Portfolio (Class 1)

         2002         707,074               13.83             9,779,310           1.52%             0.17%         -27.57%
         2001         888,249               19.10            16,960,896           1.52%             0.00%         -25.27%

     Real Estate Portfolio (Class 1)

         2002         304,254               11.86             3,608,508           1.52%             2.68%           4.60%
         2001         251,509               11.34             2,851,593           1.52%             2.98%           4.45%

     SunAmerica Balanced Portfolio (Class 1)

         2002       1,013,190               12.55            12,707,426           1.52%             2.51%         -16.45%
         2001       1,195,940               15.02            17,955,100           1.52%             2.06%         -14.45%

     Technology Portfolio (Class 1)

         2002         199,441                1.72               343,634           1.52%             0.00%         -50.12%
         2001         102,033                3.45               352,288           1.52%             0.00%(7)      -48.41%(7)

     Telecom Utility Portfolio (Class 1)

         2002         294,108                8.64             2,539,689           1.52%             8.82%         -24.92%
         2001         385,837               11.50             4,437,756           1.52%             3.03%         -15.02%

     Worldwide High Income Portfolio (Class 1)

         2002         308,909               14.03             4,333,598           1.52%            12.11%          -1.89%
         2001         374,063               14.30             5,349,143           1.52%            11.13%          -4.70%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     Aggressive Growth Portfolio (Class 3)

         2002               9               10.08                    95           1.52%             0%(4)       -5.28%(4)
         2001               -                   -                     -              -              -               -

     Alliance Growth Portfolio (Class 3)

         2002               4               21.94                    93           1.52%             0%(4)       -7.72%(4)
         2001               -                   -                     -              -              -               -

     Asset Allocation Portfolio (Class 3)

         2002               6               16.89                    99           1.52%             0%(4)       -1.71%(4)
         2001               -                   -                     -              -              -               -

     Blue Chip Growth Portfolio (Class 3)

         2002              20                4.66                    93           1.52%             0%(4)       -7.79%(4)
         2001               -                   -                     -              -              -               -

     Cash Management Portfolio (Class 3)

         2002              13               13.02                   167           1.52%             0%(4)       -0.05%(4)
         2001               -                   -                     -              -              -               -

     Corporate Bond Portfolio (Class 3)

         2002               7               14.70                   103           1.52%             0%(4)        2.26%(4)
         2001               -                   -                     -              -              -               -

     Davis Venture Value Portfolio (Class 3)

         2002               5               21.46                    97           1.52%             0%(4)       -3.28%(4)
         2001               -                   -                     -              -              -               -

     "Dogs" of Wall Street Portfolio (Class 3)

         2002              11                8.90                    98           1.52%             0%(4)       -2.99%(4)
         2001               -                   -                     -              -              -               -

     Emerging Markets Portfolio (Class 3)

         2002              16                5.96                    96           1.52%             0%(4)       -4.09%(4)
         2001               -                   -                     -              -              -               -

     Federated Value Portfolio (Class 3)

         2002               8               12.91                    97           1.52%             0%(4)       -3.15%(4)
         2001               -                   -                     -              -              -               -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year            Units            Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----            -----            --------------      ---------------       ----------       ----------    ----------
     Foreign Value Portfolio (Class 3)

         2002              10                9.41                    95           1.52%             0%(4)       -5.55%(4)
         2001               -                   -                     -              -              -               -

     Global Bond Portfolio (Class 3)

         2002               6               16.32                   102           1.52%             0%(4)        1.73%(4)
         2001               -                   -                     -              -              -               -

     Global Equities Portfolio (Class 3)

         2002               8               12.55                    96           1.52%             0%(4)       -4.63%(4)
         2001               -                   -                     -              -              -               -

     Goldman Sachs Research Portfolio (Class 3)

         2002              19                5.06                    94           1.52%             0%(4)       -6.13%(4)
         2001               -                   -                     -              -              -               -

     Growth-Income Portfolio (Class 3)

         2002               5               20.79                    96           1.52%             0%(4)       -4.27%(4)
         2001               -                   -                     -              -              -               -

     Growth Opportunities Portfolio (Class 3)

         2002              26                3.44                    91           1.52%             0%(4)       -9.56%(4)
         2001               -                   -                     -              -              -               -

     High-Yield Bond Portfolio (Class 3)

         2002               9               11.59                   101           1.52%             0%(4)        0.45%(4)
         2001               -                   -                     -              -              -               -

     International Diversified Equities Portfolio (Class 3)

         2002              14                7.17                    99           1.52%             0%(4)       -1.64%(4)
         2001               -                   -                     -              -              -               -

     International Growth and Income Portfolio (Class 3)

         2002              12                8.33                    98           1.52%             0%(4)       -2.84%(4)
         2001               -                   -                     -              -              -               -

     Marsico Growth Portfolio (Class 3)

         2002              13                7.43                    95           1.52%             0%(4)       -5.19%(4)
         2001               -                   -                     -              -              -               -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)


                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year              Units          Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----              -----          --------------      ---------------       ----------       ----------    ----------
     MFS Growth and Income Portfolio (Class 3)

         2002               6                14.93                   95            1.52%            0%(4)       -4.98%(4)
         2001               -                    -                    -               -             -               -

     MFS Mid Cap Growth Portfolio (Class 3)

         2002              14                 6.96                   94            1.52%            0%(4)       -6.17%(4)
         2001               -                    -                    -               -             -               -

     MFS Total Return Portfolio (Class 3)

         2002               5                19.85                   98            1.52%            0%(4)       -2.46%(4)
         2001               -                    -                    -               -             -               -

     Putnam Growth Portfolio (Class 3)

         2002               7                13.78                   94            1.52%            0%(4)       -6.47%(4)
         2001               -                    -                    -               -             -               -

     Real Estate Portfolio (Class 3)

         2002               9                11.84                  101            1.52%            0%(4)        0.99%(4)
         2001               -                    -                    -               -             -               -

     Small & Mid Cap Value Portfolio (Class 3)

         2002              10                10.12                   97            1.52%            0%(4)       -3.27%(4)
         2001               -                    -                    -               -             -               -

     SunAmerica Balanced Portfolio (Class 3)

         2002               8                12.51                   97            1.52%            0%(4)       -3.76%(4)
         2001               -                    -                    -               -             -               -

     Technology Portfolio (Class 3)

         2002              49                 1.72                   84            1.52%            0%(4)      -16.19%(4)
         2001               -                    -                    -               -             -               -

     Telecom Utility Portfolio (Class 3)

         2002              12                 8.62                  102            1.52%            0%(4)        1.51%(4)
         2001               -                    -                    -               -             -               -

     Worldwide High Income Portfolio (Class 3)

         2002               7                13.99                  101            1.52%            0%(4)        0.88%(4)
         2001               -                    -                    -               -             -               -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (continued)

                                                                                                  Ratio of
                                                                                 Ratio of        investment
                                                   Net Assets                   expenses to       income to
                                       ----------------------------------       average net      average net      Total
      Year              Units          Unit Value ($)      Total Value ($)       assets (1)       assets (2)    Return (3)
      ----              -----          --------------      ---------------       ----------       ----------    ----------
     Comstock Portfolio (Class II)

         2002              12                 8.15                   96            1.52%            0%(4)       -4.54%(4)
         2001               -                    -                    -               -             -               -

     Emerging Growth Portfolio (Class II)

         2002              13                 7.00                   93            1.52%            0%(4)       -7.90%(4)
         2001               -                    -                    -               -             -               -

     Growth and Income Portfolio (Class II)

         2002              11                 8.79                   98            1.52%            0%(4)       -2.44%(4)
         2001               -                    -                    -               -             -               -


----------
(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(4)   For the period from December 2, 2002 (inception) to December 31, 2002.

(5)   For the period from January 4, 2001 (inception) to December 31, 2001.

(6)   For the period from January 9, 2001 (inception) to December 31, 2001.

(7)   For the period from January 19, 2001 (inception) to December 31, 2001.

(8)   For the period from February 7, 2001 (inception) to December 31, 2001.

                           PART C -- OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)   Financial Statements

      The following financial statements are included in Part B of the Registration Statement:

      Financial statements of First SunAmerica Life Insurance Company at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002.

      Financial statements of FS Variable Separate Account at December 31, 2002 and for each of the two years in the period ended December 31, 2002.

(b)   Exhibits


(1)      Resolutions Establishing Separate Account------------------------------        **

(2)      Custody Agreements-----------------------------------------------------        Not Applicable

(3)      (a)      Form of Distribution Contract---------------------------------        **

         (b)      Form of Selling Agreement-------------------------------------        **

(4)      (a)      Variable Annuity Contract-------------------------------------        ***

         (b)      Endorsement---------------------------------------------------        +
(5)      Application for Contract-----------------------------------------------        ***

(6)      Depositor -- Corporate Documents
         (a)      Certificate of Incorporation----------------------------------        **

         (b)      By-Laws-------------------------------------------------------        **
(7)      Reinsurance Contract---------------------------------------------------        Not Applicable

(8)      Form of Fund Participation Agreements

         (a)      Anchor Series Trust Form of Fund Participation Agreement------        **
         (b)      SunAmerica Series Trust Form of Fund Participation Agreement--        **
         (c)      American Funds Form of Fund Participation Agreement-----------        ++
         (d)      Lord Abbett Form of Fund Participation Agreement--------------        ++
         (e)      Van Kampen Form of Fund Participation Agreement---------------        ++

(9)      Opinion of Counsel-----------------------------------------------------        **

         Consent of Counsel-----------------------------------------------------        Not Applicable

(10)     Consent of Independent Accountants-------------------------------------        Filed Herewith

(11)     Financial Statements Omitted from Item 23------------------------------        Not Applicable

(12)     Initial Capitalization Agreement---------------------------------------        Not Applicable


(13)     Performance Computations-----------------------------------------------        +++



(14)     Diagram and Listing of All Persons Directly or Indirectly Controlled
         By or Under Common Control with AIG SunAmerica, the Depositor of
         Registrant-------------------------------------------------------------        +++


(15)     Power of Attorney                                                              +
         (a)      December 2000-------------------------------------------------        *

         (b)      December 2002-------------------------------------------------        ++

         (c)      April 2003----------------------------------------------------        +++


         (d)      November 2003-------------------------------------------------        Filed Herewith


* Incorporated by reference to Post-Effective Amendment Nos. 14 and 16 to File Nos. 033-85014 and 811-08810, filed December 8, 2000, Accession No. 000095048-00-002477.

** Incorporated by reference to Post-Effective Amendment Nos. 5 and 7 to File Nos. 033-85014 and 811-08810, filed January 30, 1998, Accession No. 0000950148-98-000132.

*** Incorporated by reference to Post-Effective Amendment Nos. 6 and 8 to File Nos. 033-85014 and 811-08810, filed March 31, 1998, Accession No.
      000095048-98-000732.

**** Incorporated by reference to Post-Effective Amendment Nos. 10 and 12 to File Nos. 033-85014 and 811-08810, filed April 13, 2001, Accession No. 000095048-01-500358.

+ Incorporated by reference to Post-Effective Amendment Nos. 16 and 18 to File Nos. 033-85014 and 811-08810, filed February 8, 2002, Accession No. 000095048-02-000266.

++ Incorporated by reference to Post-Effective Amendment Nos. 18 and 20 to File Nos. 033-85014 and 811-08810, filed November 27, 2002, Accession No. 000095048-02-002786.

+++ Incorporated by reference to Post-Effective Amendment Nos. 19 and 21 to File Nos. 033-85014 and 811-08810, filed April 7, 2003, Accession No. 0000950148-03-000793.

Item 25. Directors and Officers of the Depositor

The officers and directors of First SunAmerica Life Insurance Company (First SunAmerica) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                POSITION
----                                --------
Jay S. Wintrob                      Chief Executive Officer, President and Director
James R. Belardi                    Director and Senior Vice President
Marc H. Gamsin                      Director and Senior Vice President
N. Scott Gillis***                  Director, Senior Vice President and Principal Financial Officer
Jana W. Greer***                    Director and Senior Vice President
Edwin R. Raquel***                  Senior Vice President and Chief Actuary
Gregory M. Outcalt                  Senior Vice President
Stewart R. Polakov***               Senior Vice President and Controller
Christine A. Nixon                  Director, Senior Vice President and Secretary
Edward T. Texeria***                Vice President
Virginia N. Puzon                   Assistant Secretary
Bruce R. Abrams**                   Director, Senior Vice President
M. Bernard Aidinoff*                Director
Marion E. Fajen*                    Director
Patrick J. Foley*                   Director
Cecil C. Gamwell III*               Director
Jack R. Harnes*                     Director
John I. Howell*                     Director
Ernest T. Patrikis*                 Director
Howard I. Smith*                    Director
Michael J. Akers**                  Senior Vice President
Kurt W. Bernlohr**                  Vice President
Michelle H. Powers**                Vice President

*      70 Pine Street, New York, NY 10270

**  2727 Allen Parkway, Houston, TX 77019

*** 21650 Oxnard Street, Woodland Hills, CA 91367


Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of First SunAmerica (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

Item 27. Number of Contract Owners


As of September 30, 2003, the number of Polaris contracts funded by FS Variable Separate Account was 9,317 of which 4,404 were qualified contracts and 4,913 were non-qualified contracts. As of September 30, 2003, the number of Polaris II contracts funded by FS Variable Separate Account was 92 of which 49 were qualified contracts and 43 were non-qualified contracts.


Item 28. Indemnification

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of New York, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


         AIG SunAmerica Life Assurance Company - Variable Separate Account
         AIG SunAmerica Life Assurance Company - Variable Annuity Account One AIG SunAmerica Life Assurance Company - Variable Annuity Account Two AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - Variable Annuity Account One First SunAmerica Life Assurance Company - Variable Annuity Account Two First SunAmerica Life Insurance Company - FS Variable Annuity
           Account Five
         Presidential Life Insurance Company - Variable Account One
         Anchor Pathway Fund
         Anchor Series Trust
         Seasons Series Trust
         SunAmerica Series Trust
         SunAmerica Income Funds issued by AIG SunAmerica Asset
           Management Inc. (AIG SAAMCo.)
         SunAmerica Style Select Series, Inc. issued by AIG SAAMCo.
         SunAmerica Equity Funds issued by AIG SAAMCo.
         SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo.
         SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo. SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo.
         VALIC Company I and
         VALIC Company II.


(b) Directors, Officers and principal place of business:


         Officer/Directors*                  Position
         ------------------                  --------
         Peter A. Harbeck                    Director
         J. Steven Neamtz                    Director, President & Chief Executive Officer
         Robert M. Zakem                     Director, Executive Vice President, & Assistant Secretary
         John T. Genoy                       Vice President, Chief Financial Officer & Controller
         James Nichols                       Vice President
         Christine A. Nixon**                Secretary
         Virginia N. Puzon**                 Assistant Secretary



* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and the officers/directors is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.


Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings


Registrant undertakes to: (1.) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2.) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3.) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 20 and 22 to its Registration Statement on Form N-4, File Nos. 33-85014 and 811-08810 to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 5th day of November 2003.


                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By:  FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY


                                       By:  /s/ Jay S. Wintrob
                                            ------------------
                                       Jay S. Wintrob, Chief Executive Officer


                                       FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY (Depositor)


                                       By:  /s/ Jay S. Wintrob
                                            ------------------
                                       Jay S. Wintrob, Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.


         SIGNATURE                                        TITLE                               DATE
         ---------                                        -----                               ----
Jay S. Wintrob*                           Chief Executive Officer, President &              November 5, 2003
--------------------------------                        Director
Jay S. Wintrob                                (Principal Executive Officer)


Bruce R. Abrams*                                         Director                           November 5, 2003
--------------------------------
Bruce R. Abrams

M. Bernard Aidinoff*                                    Director                            November 5, 2003
--------------------------------
M. Bernard Aidinoff

James R. Belardi*                                       Director                            November 5, 2003
--------------------------------
James R. Belardi

Marion E. Fajen*                                        Director                            November 5, 2003
--------------------------------
Marion E. Fajen

Patrick J. Foley*                                       Director                            November 5, 2003
--------------------------------
Patrick J. Foley

Marc H. Gamsin*                                         Director                            November 5, 2003
--------------------------------
Marc H. Gamsin

Cecil C. Gamwell III*                                   Director                            November 5, 2003
--------------------------------
Cecil C. Gamwell III


N. Scott Gillis*                                       Director &                           November 5, 2003
--------------------------------                  Senior Vice President
N. Scott Gillis                               (Principal Financial Officer)


Jana W. Greer*                                          Director                            November 5, 2003
--------------------------------
Jana W. Greer

Jack R. Harnes*                                         Director                            November 5, 2003
--------------------------------
Jack R. Harnes

John I. Howell*                                         Director                            November 5, 2003
--------------------------------
John I. Howell

Christine A. Nixon*                                     Director                            November 5, 2003
--------------------------------
Christine A. Nixon

Ernest T. Patrikis*                                     Director                            November 5, 2003
--------------------------------
Ernest T. Patrikis

/s/ Stewart R. Polakov                       Senior Vice President & Controller             November 5, 2003
--------------------------------               (Principal Accounting Officer)
Stewart R. Polakov

Howard I. Smith*                                        Director                            November 5, 2003
--------------------------------
Howard I. Smith

*/s/ Mallary Reznik                                                                         November 5, 2003
--------------------------------
Mallary Reznik
Attorney-in-fact

                                 EXHIBIT INDEX


EXHIBIT           DESCRIPTION
-------           -----------
(10)              Consent of Independent Accountants
(15.)(d)          Power of Attorney - November 2003.